                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number: 811-08457

Exact name of registrant as specified in charter: Delaware Group Foundation Funds

Address of principal executive offices:

2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:

Richelle S. Maestro, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant's telephone number, including area code: (800) 523-1918

Date of fiscal year end:  March 31, 2004

Date of reporting period: March 31, 2004



Item 1. Report to Stockholders


                                          Delaware
                                          Investments(SM)
                                          --------------------------------------
                                          A member of Lincoln Financial Group(R)

STRUCTURED EQUITY


SEMIANNUAL REPORT MARCH 31, 2004
--------------------------------------------------------------------------------
                  DELAWARE FOUNDATION FUNDS
                    DELAWARE GROWTH ALLOCATION PORTFOLIO
                    DELAWARE BALANCED ALLOCATION PORTFOLIO
                    DELAWARE INCOME ALLOCATION PORTFOLIO









[Logo] POWERED BY RESEARCH.(SM)

TABLE
  OF CONTENTS

-----------------------------------------------------------------
FINANCIAL STATEMENTS:

  Statements of Net Assets                                      1

  Statements of Operations                                      4

  Statements of Changes in Net Assets                           5

  Financial Highlights                                          7

  Notes to Financial Statements                                22
-----------------------------------------------------------------

    Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

    Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor.

(C) 2004 Delaware Distributors, L.P.

STATEMENTS                                  DELAWARE GROWTH ALLOCATION PORTFOLIO
  OF NET ASSETS                             March 31, 2004 (Unaudited)

                                                       Number of       Market
                                                        Shares         Value
INVESTMENT COMPANIES - 83.93%
Equity Funds - 78.34%
  Delaware Group Equity Funds II -
    Delaware Diversified Value Fund                      958,697    $ 9,817,062
  Delaware Group Equity Funds IV -
    Delaware Diversified Growth Fund                   1,539,274      9,620,463
  Delaware Group Equity Funds V -
    Delaware Small Cap Value Fund                         31,569      1,138,053
  Delaware Group Global & International
    Funds - Delaware Emerging
    Markets Fund                                         127,487      1,588,483
  Delaware Group Global & International
    Funds - Delaware International Value
    Equity Fund                                          398,205      5,762,033
 +Voyageur Mutual Funds III -
    Delaware Select Growth Fund                           47,074      1,040,344
                                                                    -----------
                                                                     28,966,438
                                                                    -----------
Fixed Income Funds - 5.59%
  Delaware Group Government Funds -
    Delaware American Government
    Bond Fund                                            121,242        959,021
  Delaware Group Income Funds -
    Delaware Corporate Bond Fund                         186,671      1,106,956
                                                                    -----------
                                                                      2,065,977
                                                                    -----------
TOTAL INVESTMENT COMPANIES
  (cost $28,355,598)                                                 31,032,415
                                                                    -----------
                                                       Principal
                                                        Amount
REPURCHASE AGREEMENTS - 16.18%
  With BNP Paribas 1.00% 4/1/04
    (dated 3/31/04, repurchase amount
    $2,948,782, collateralized by $789,800
    U.S. Treasury Bills due 4/8/04, market
    value $789,618, $252,900 U.S. Treasury
    Bills due 6/17/04, market value
    $252,352, $821,800 U.S. Treasury Bills
    due 8/5/04, market value $819,085,
    $211,100 U.S. Treasury Bills due 8/19/04,
    market value $210,336, $510,100
    U.S. Treasury Bills due 9/9/04, market
    value $507,887, and $524,600
    U.S. Treasury Notes 1.75% due
    12/31/04, market value $428,627)                  $2,948,700      2,948,700
  With UBS Warburg 0.99% 4/1/04
    (dated 3/31/04, repurchase amount
    $3,034,383, collateralized by $203,500
    U.S. Treasury Notes 6.50% due 5/15/05,
    market value $220,455, $632,100
    U.S. Treasury Notes 9.375% due 2/15/06,
    market value $730,830, $632,100
    U.S. Treasury Notes 7.00% due 7/15/06,
    market value $715,853, $632,100
    U.S. Treasury Notes 5.50% due 2/15/08,
    market value $709,134, and $632,100
    U.S. Treasury Notes 5.625% due 5/15/08,
    market value $722,664)                             3,034,300      3,034,300
                                                                    -----------
TOTAL REPURCHASE AGREEMENTS (cost $5,983,000)                         5,983,000
                                                                    -----------

TOTAL MARKET VALUE OF SECURITIES - 100.11%
  (cost $34,338,598)                                                $37,015,415
LIABILITIES NET OF RECEIVABLES AND
  OTHER ASSETS - (0.11%)                                                (41,028)
                                                                    -----------
NET ASSETS APPLICABLE TO 4,247,540
  SHARES OUTSTANDING - 100.00%                                      $36,974,387
                                                                    ===========

Net Asset Value - Delaware Growth Allocation Portfolio
  Class A ($28,887,615 / 3,315,186 Shares)                                $8.71
                                                                          -----
Net Asset Value - Delaware Growth Allocation Portfolio
  Class B ($3,556,329 / 410,534 Shares)                                   $8.66
                                                                          -----
Net Asset Value - Delaware Growth Allocation Portfolio
  Class C ($3,014,481 / 347,688 Shares)                                   $8.67
                                                                          -----
Net Asset Value - Delaware Growth Allocation Portfolio
  Class R ($847,419 / 97,434 Shares)                                      $8.70
                                                                          -----
Net Asset Value - Delaware Growth Allocation Portfolio
  Institutional Class ($668,543 / 76,698 Shares)                          $8.72
                                                                          -----

COMPONENTS OF NET ASSETS AT MARCH 31, 2004:
Shares of beneficial interest
  (unlimited authorization - no par)                                $35,232,727
Undistributed net investment income                                      54,751
Accumulated net realized loss on investments                           (989,908)
Net unrealized appreciation of investments                            2,676,817
                                                                    -----------
Total net assets                                                    $36,974,387
                                                                    ===========

+Non-income producing security for the period ended March 31, 2004.

NET ASSET VALUE AND OFFERING PRICE PER SHARE -
  DELAWARE GROWTH ALLOCATION PORTFOLIO
Net asset value Class A (A)                                               $8.71
Sales charge (5.75% of offering price, or 6.08% of
  amount invested per share) (B)                                           0.53
                                                                          -----
Offering price                                                            $9.24
                                                                          =====

(A) Net asset value per share, as illustrated, is the estimated amount which would be paid upon redemption or repurchase of shares.

(B) See the current prospectus for purchases of $50,000 or more.

See accompanying notes

STATEMENTS                               DELAWARE BALANCED ALLOCATION PORTFOLIO
  OF NET ASSETS (CONTINUED)              March 31, 2004 (Unaudited)

                                                       Number of       Market
                                                        Shares         Value
INVESTMENT COMPANIES - 83.74%
Equity Funds - 60.53%
  Delaware Group Equity Funds II -
    Delaware Diversified Value Fund                      872,958    $ 8,939,088
  Delaware Group Equity Funds IV -
    Delaware Diversified Growth Fund                   1,331,948      8,324,674
  Delaware Group Equity Funds V -
    Delaware Small Cap Value Fund                         33,415      1,204,629
  Delaware Group Global & International
    Funds - Delaware Emerging
    Markets Fund                                          81,440      1,014,741
  Delaware Group Global & International
    Funds - Delaware International Value
    Equity Fund                                          220,466      3,190,147
 +Voyageur Mutual Funds III -
    Delaware Select Growth Fund                           51,559      1,139,461
                                                                    -----------
                                                                     23,812,740
                                                                    -----------
Fixed Income Funds - 23.21%
  Delaware Group Government Funds -
    Delaware American Government
    Bond Fund                                            646,557      5,114,265
  Delaware Group Income Funds -
    Delaware Corporate Bond Fund                         396,355      2,350,387
  Delaware Group Limited-Term Government
    Funds - Delaware Limited-Term
    Government Fund                                      191,576      1,664,799
                                                                    -----------
                                                                      9,129,451
                                                                    -----------
TOTAL INVESTMENT COMPANIES (cost $30,244,548)                        32,942,191
                                                                    -----------
                                                       Principal
                                                        Amount
REPURCHASE AGREEMENTS - 16.09%
  With BNP Paribas 1.00% 4/1/04
    (dated 3/31/04, repurchase amount
    $3,119,787, collateralized by
    $835,600 U.S. Treasury Bills due
    4/8/04, market value $835,414,
    $267,500 U.S. Treasury Bills due
    6/17/04, market value $266,988,
    $869,400 U.S. Treasury Bills due
    8/5/04, market value $866,591,
    $223,400 U.S. Treasury Bills due
    8/19/04, market value $222,535,
    $539,700 U.S. Treasury Bills due
    9/9/04, market value $537,343 and
    $449,300 U.S. Treasury Notes 1.75%
    due 12/31/04, market value $453,487)              $3,119,700      3,119,700
  With UBS Warburg 0.99% 4/1/04
    (dated 3/31/04, repurchase amount
    $3,210,388, collateralized by $215,400
    U.S. Treasury Notes 6.50% due 5/15/05,
    market value $233,241, $668,800
    U.S. Treasury Notes 9.375% due
    2/15/06, market value $773,217,
    $668,800 U.S. Treasury Notes 7.00%
    due 7/15/06, market value $757,370,
    $668,800 U.S. Treasury Notes 5.50%
    due 2/15/08, market value $750,262 and
    $668,800 U.S. Treasury Notes 5.625%
    due 5/15/08, market value $764,576)                3,210,300      3,210,300
                                                                    -----------
TOTAL REPURCHASE AGREEMENTS (cost $6,330,000)                         6,330,000
                                                                    -----------

TOTAL MARKET VALUE OF SECURITIES - 99.83%
  (cost $36,574,548)                                                $39,272,191
RECEIVABLES AND OTHER ASSETS
  NET OF LIABILITIES - 0.17%                                             65,012
                                                                    -----------
NET ASSETS APPLICABLE TO 4,454,584
  SHARES OUTSTANDING - 100.00%                                      $39,337,203
                                                                    ===========

Net Asset Value - Delaware Balanced Allocation Portfolio
  Class A ($33,635,386 / 3,809,183 Shares)                                $8.83
                                                                          -----
Net Asset Value - Delaware Balanced Allocation Portfolio
  Class B ($2,289,677 / 259,352 Shares)                                   $8.83
                                                                          -----
Net Asset Value - Delaware Balanced Allocation Portfolio
  Class C ($1,982,863 / 224,077 Shares)                                   $8.85
                                                                          -----
Net Asset Value - Delaware Balanced Allocation Portfolio
  Class R ($690,303 / 78,321 Shares)                                      $8.81
                                                                          -----
Net Asset Value - Delaware Balanced Allocation Portfolio
  Institutional Class ($738,974 / 83,651 Shares)                          $8.83
                                                                          -----

COMPONENTS OF NET ASSETS AT MARCH 31, 2004:
Shares of beneficial interest
  (unlimited authorization - no par)                                $38,746,430
Undistributed net investment income                                      39,774
Accumulated net realized loss on investments                         (2,146,644)
Net unrealized appreciation of investments                            2,697,643
                                                                    -----------
Total net assets                                                    $39,337,203
                                                                    ===========

+Non-income producing security for the period ended March 31, 2004.

NET ASSET VALUE AND OFFERING PRICE PER SHARE -
  DELAWARE BALANCED ALLOCATION PORTFOLIO
Net asset value Class A (A)                                               $8.83
Sales charge (5.75% of offering price, or 6.12% of
  the amount invested per share) (B)                                       0.54
                                                                          -----
Offering price                                                            $9.37
                                                                          =====

(A) Net asset value per share, as illustrated, is the estimated amount which would be paid upon redemption or repurchase of shares.

(B) See the current prospectus for purchases of $50,000 or more.

See accompanying notes

STATEMENTS                                 DELAWARE INCOME ALLOCATION PORTFOLIO
  OF NET ASSETS (CONTINUED)                March 31, 2004 (Unaudited)

                                                       Number of       Market
                                                        Shares         Value
INVESTMENT COMPANIES - 83.08%
Equity Funds - 41.94%
  Delaware Group Equity Funds II -
    Delaware Diversified Value Fund                      456,584    $ 4,675,422
  Delaware Group Equity Funds IV -
    Delaware Diversified Growth Fund                     674,172      4,213,572
  Delaware Group Equity Funds V -
    Delaware Small Cap Value Fund                         16,596        598,279
  Delaware Group Global & International
    Funds - Delaware International Value
    Equity Fund                                          115,376      1,669,484
  Delaware Pooled Trust - Delaware REIT Fund              38,098        770,343
 +Voyageur Mutual Funds III -
    Delaware Select Growth Fund                           26,447        584,485
                                                                    -----------
                                                                     12,511,585
                                                                    -----------
Fixed Income Funds - 41.14%
  Delaware Group Government Funds -
    Delaware American Government
    Bond Fund                                          1,049,417      8,300,891
  Delaware Group Income Funds -
    Delaware Corporate Bond Fund                         285,197      1,691,216
  Delaware Group Income Funds -
    Delaware High-Yield Opportunities Fund                68,092        288,030
  Delaware Group Limited-Term
    Government Funds - Delaware Limited-Term
    Government Fund                                      229,634      1,995,520
                                                                    -----------
                                                                     12,275,657
                                                                    -----------
TOTAL INVESTMENT COMPANIES
  (cost $23,236,055)                                                 24,787,242
                                                                    -----------
                                                       Principal
                                                        Amount
REPURCHASE AGREEMENTS - 16.58%
  With BNP Paribas 1.00% 4/1/04
    (dated 3/31/04, repurchase amount
    $2,438,068, collateralized by
    $653,000 U.S. Treasury Bills due
    4/8/04, market value $652,890,
    $209,000 U.S. Treasury Bills due
    6/17/04, market value $208,655,
    $679,500 U.S. Treasury Bills due
    8/5/04, market value $677,255,
    $174,600 U.S. Treasury Bills due
    8/19/04, market value $173,915,
    $421,800 U.S. Treasury Bills due
    9/9/04, market value $419,943 and
    $351,100 U.S. Treasury Notes 1.75%
    due 12/31/04, market value $354,407)              $2,438,000      2,438,000
  With UBS Warburg 0.99% 4/1/04
    (dated 3/31/04, repurchase amount
    $2,509,069, collateralized by $168,300
    U.S. Treasury Notes 6.50% due 5/15/05,
    market value $182,282, $522,700
    U.S. Treasury Notes 9.375% due
    2/15/06, market value $604,282,
    $522,700 U.S. Treasury Notes 7.00%
    due 7/15/06, market value $591,898,
    $522,700 U.S. Treasury Notes 5.50%
    due 2/15/08, market value $586,342 and
    $522,700 U.S. Treasury Notes 5.625%
    due 5/15/08, market value $597,529)                2,509,000      2,509,000
                                                                    -----------
TOTAL REPURCHASE AGREEMENTS (cost $4,947,000)                         4,947,000
                                                                    -----------

TOTAL MARKET VALUE OF SECURITIES - 99.66%
  (cost $28,183,055)                                                $29,734,242
RECEIVABLES AND OTHER ASSETS
  NET OF LIABILITIES - 0.34%                                            100,192
                                                                    -----------
NET ASSETS APPLICABLE TO 3,523,135 SHARES
  OUTSTANDING - 100.00%                                             $29,834,434
                                                                    ===========

Net Asset Value - Delaware Income Allocation Portfolio
  Class A ($28,233,558 / 3,334,465 Shares)                                $8.47
                                                                          -----
Net Asset Value - Delaware Income Allocation Portfolio
  Class B ($657,921 / 77,349 Shares)                                      $8.51
                                                                          -----
Net Asset Value - Delaware Income Allocation Portfolio
  Class C ($384,618 / 45,414 Shares)                                      $8.47
                                                                          -----
Net Asset Value - Delaware Income Allocation Portfolio
  Class R ($195,333 / 23,085 Shares)                                      $8.46
                                                                          -----
Net Asset Value - Delaware Income Allocation Portfolio
  Institutional Class ($363,004 / 42,822 Shares)                          $8.48
                                                                          -----

COMPONENTS OF NET ASSETS AT MARCH 31, 2004:
Shares of beneficial interest
  (unlimited authorization - no par)                                $29,755,375
Undistributed net investment income                                     105,929
Accumulated net realized loss on investments                         (1,578,057)
Net unrealized appreciation of investments                            1,551,187
                                                                    -----------
Total net assets                                                    $29,834,434
                                                                    ===========

+Non-income producing security for the period ended March 31, 2004.

SUMMARY OF ABBREVIATIONS
REIT - Real Estate Investment Trust

NET ASSET VALUE AND OFFERING PRICE PER SHARE -
  DELAWARE INCOME ALLOCATION PORTFOLIO
Net asset value Class A (A)                                               $8.47
Sales charge (5.75% of offering price, or 6.14% of
  the amount invested per share) (B)                                       0.52
                                                                          -----
Offering price                                                            $8.99
                                                                          =====

(A) Net asset value per share, as illustrated, is the estimated amount which would be paid upon redemption or repurchase of shares.

(B) See the current prospectus for purchases of $50,000 or more.

See accompanying notes

STATEMENTS                           DELAWARE FOUNDATION FUNDS
  OF OPERATIONS                      Six Months Ended March 31, 2004 (Unaudited)

                                                                    Delaware Growth        Delaware Balanced       Delaware Income
                                                                 Allocation Portfolio    Allocation Portfolio   Allocation Portfolio
INVESTMENT INCOME:
  Dividends from affiliated investment companies                      $  301,815              $  443,397              $  432,854
  Interest                                                                23,763                  27,797                  19,806
                                                                      ----------              ----------              ----------
                                                                         325,578                 471,194                 452,660
                                                                      ----------              ----------              ----------
EXPENSES:
  Dividend disbursing and transfer agent fees and expenses               153,780                 166,401                 112,211
  Distribution expenses -- Class A                                        40,641                  48,636                  40,030
  Distribution expenses -- Class B                                        16,163                  10,133                   3,666
  Distribution expenses -- Class C                                        13,804                   9,421                   1,854
  Distribution expenses -- Class R                                         1,328                   1,280                     213
  Management fees                                                         42,621                  46,937                  35,174
  Accounting and administration expenses                                   6,479                   7,142                   5,351
  Registration fees                                                       32,421                  29,166                  42,171
  Reports and statements to shareholders                                   2,901                   7,361                   3,795
  Legal and professional fees                                              6,236                  10,495                   5,750
  Custodian fees                                                             356                     436                     683
  Trustees' fees                                                           1,074                   1,126                   1,062
  Other                                                                      946                   2,438                   2,429
                                                                      ----------              ----------              ----------
                                                                         318,750                 340,972                 254,389
  Less expenses absorbed or waived                                      (152,117)               (167,149)               (130,436)
  Less waiver of distribution expenses -- Class A                         (6,773)                 (8,106)                 (6,672)
  Less expenses paid indirectly                                             (818)                   (904)                   (677)
                                                                      ----------              ----------              ----------
  Total expenses                                                         159,042                 164,813                 116,604
                                                                      ----------              ----------              ----------
NET INVESTMENT INCOME                                                    166,536                 306,381                 336,056
                                                                      ----------              ----------              ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Capital gain distribution from affiliated investment companies          71,249                  82,879                  56,466
  Net realized loss on investments in affiliated investment companies   (472,642)               (594,001)               (620,376)
                                                                      ----------              ----------              ----------
  Net realized loss                                                     (401,393)               (511,122)               (563,910)
  Net change in unrealized appreciation/depreciation of investments
    in affiliated investment companies                                 4,075,813               3,710,621               2,337,222
                                                                      ----------              ----------              ----------

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS                        3,674,420               3,199,499               1,773,312
                                                                      ----------              ----------              ----------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                  $3,840,956              $3,505,880              $2,109,368
                                                                      ==========              ==========              ==========

See accompanying notes

STATEMENTS                                            DELAWARE FOUNDATION FUNDS
  OF CHANGES IN NET ASSETS

                                                                            Delaware Growth                 Delaware Balanced
                                                                         Allocation Portfolio             Allocation Portfolio

                                                                      Six Months        Year           Six Months         Year
                                                                        Ended           Ended            Ended            Ended
                                                                       3/31/04         9/30/03          3/31/04          9/30/03
                                                                     (Unaudited)                      (Unaudited)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income                                              $   166,536     $       780      $   306,381      $   314,671
  Net realized loss on investments                                      (401,393)       (218,333)        (511,122)        (951,004)
  Net change in unrealized appreciation/depreciation of investments    4,075,813       4,589,854        3,710,621        5,645,002
                                                                     -----------     -----------      -----------      -----------
  Net increase in net assets resulting from operations                 3,840,956       4,372,301        3,505,880        5,008,669
                                                                     -----------     -----------      -----------      -----------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income:
    Class A                                                             (106,605)       (110,006)        (359,611)        (418,041)
    Class B                                                                   --              --           (8,670)         (14,979)
    Class C                                                                   --              --           (7,995)         (10,054)
    Class R                                                               (1,321)             --           (3,852)              --
    Institutional Class                                                   (3,859)         (4,184)         (11,883)         (13,390)
                                                                     -----------     -----------      -----------      -----------
                                                                        (111,785)       (114,190)        (392,011)        (456,464)
                                                                     -----------     -----------      -----------      -----------

CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold:
    Class A                                                            6,121,944       9,561,309        8,522,297        8,675,462
    Class B                                                              681,388         886,770          600,606          474,298
    Class C                                                              469,484       1,744,758          334,880          975,564
    Class R                                                              877,544           3,680          718,485            5,802
    Institutional Class                                                   70,108         119,522           64,844          169,221

  Net asset value of shares issued upon reinvestment of
    dividends and distributions:
    Class A                                                              106,633         109,438          359,610          417,755
    Class B                                                                   --              --            8,235           14,523
    Class C                                                                   --              --            7,980           10,049
    Class R                                                                1,321              --            3,850               --
    Institutional Class                                                    3,859           4,184           11,883           13,390
                                                                     -----------     -----------      -----------      -----------
                                                                       8,332,281      12,429,661       10,632,670       10,756,064
                                                                     -----------     -----------      -----------      -----------
  Cost of shares repurchased:
    Class A                                                           (3,272,387)     (3,683,925)      (7,685,129)      (4,279,406)
    Class B                                                             (173,020)       (344,067)        (166,660)        (266,731)
    Class C                                                             (291,091)       (432,647)        (237,570)        (258,949)
    Class R                                                              (63,900)             --          (61,265)              --
    Institutional Class                                                  (32,606)        (37,813)        (240,942)         (88,094)
                                                                     -----------     -----------      -----------      -----------
                                                                      (3,833,004)     (4,498,452)      (8,391,566)      (4,893,180)
                                                                     -----------     -----------      -----------      -----------
Increase in net assets derived from capital share transactions         4,499,277       7,931,209        2,241,104        5,862,884
                                                                     -----------     -----------      -----------      -----------
NET INCREASE IN NET ASSETS                                             8,228,448      12,189,320        5,354,973       10,415,089

NET ASSETS:
  Beginning of period                                                 28,745,939      16,556,619       33,982,230       23,567,141
                                                                     -----------     -----------      -----------      -----------
  End of period (including undistributed net investment
    income of $54,751, $--, $39,774 and $125,404, respectively)      $36,974,387     $28,745,939      $39,337,203      $33,982,230
                                                                     ===========     ===========      ===========      ===========

See accompanying notes

STATEMENTS                                            DELAWARE FOUNDATION FUNDS
  OF CHANGES IN NET ASSETS (CONTINUED)

                                                                                      Delaware Income
                                                                                   Allocation Portfolio

                                                                               Six Months            Year
                                                                                 Ended               Ended
                                                                                3/31/04             9/30/03
                                                                              (Unaudited)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income                                                       $   336,056         $   519,862
  Net realized loss on investments                                               (563,910)            (84,060)
  Net change in unrealized appreciation/depreciation of investments             2,337,222           2,716,114
                                                                              -----------         -----------
  Net increase in net assets resulting from operations                          2,109,368           3,151,916
                                                                              -----------         -----------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income:
    Class A                                                                      (296,552)           (420,293)
    Class B                                                                        (5,498)             (8,496)
    Class C                                                                        (2,764)             (3,137)
    Class R                                                                          (207)                 --
    Institutional Class                                                            (4,106)             (5,919)
                                                                              -----------         -----------
                                                                                 (309,127)           (437,845)
                                                                              -----------         -----------

CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold:
    Class A                                                                     3,447,640           5,143,507
    Class B                                                                       103,705             201,996
    Class C                                                                        45,425             207,064
    Class R                                                                       187,211               8,782
    Institutional Class                                                            49,636              43,503

  Net asset value of shares issued upon reinvestment of
    dividends and distributions:
    Class A                                                                       295,258             419,747
    Class B                                                                         5,403               8,234
    Class C                                                                         2,703               3,121
    Class R                                                                           207                  --
    Institutional Class                                                             4,106               5,919
                                                                              -----------         -----------
                                                                                4,141,294           6,041,873
                                                                              -----------         -----------
  Cost of shares repurchased:
    Class A                                                                    (1,451,986)         (2,894,771)
    Class B                                                                      (197,351)            (61,912)
    Class C                                                                       (27,050)            (48,515)
    Class R                                                                        (2,543)               (921)
    Institutional Class                                                           (12,363)            (44,037)
                                                                              -----------         -----------
                                                                               (1,691,293)         (3,050,156)
                                                                              -----------         -----------
Increase in net assets derived from capital share transactions                  2,450,001           2,991,717
                                                                              -----------         -----------
NET INCREASE IN NET ASSETS                                                      4,250,242           5,705,788

NET ASSETS:
  Beginning of period                                                          25,584,192          19,878,404
                                                                              -----------         -----------
  End of period (including undistributed net investment
    income of $105,929 and $79,000, respectively)                             $29,834,434         $25,584,192
                                                                              ===========         ===========

See accompanying notes

FINANCIAL
  HIGHLIGHTS

Selected data for each share of the Portfolio outstanding throughout each period were as follows:

                                                                         Delaware Growth Allocation Portfolio Class A
------------------------------------------------------------------------------------------------------------------------------------
                                                             Six Months
                                                               Ended                             Year Ended
                                                             3/31/04(1)   9/30/03      9/30/02     9/30/01      9/30/00     9/30/99
                                                            (Unaudited)
NET ASSET VALUE, BEGINNING OF PERIOD                           $7.750      $6.380       $7.310      $9.970       $9.500      $8.170

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(2,4)                                      0.047       0.009        0.029       0.295        0.174       0.138
Net realized and unrealized gain (loss) on investments          0.946       1.413       (0.920)     (2.352)       0.845       1.295
                                                               ------      ------       ------      ------       ------      ------
Total from investment operations                                0.993       1.422       (0.891)     (2.057)       1.019       1.433
                                                               ------      ------       ------      ------       ------      ------

LESS DIVIDENDS AND DISTRIBUTIONS:
From net investment income                                     (0.033)     (0.052)      (0.039)     (0.346)      (0.275)     (0.078)
From net realized gain on investments                              --          --           --      (0.126)      (0.274)     (0.025)
In excess of net realized gain on investments                      --          --           --      (0.131)          --          --
                                                               ------      ------       ------      ------       ------      ------
Total dividends and distributions                              (0.033)     (0.052)      (0.039)     (0.603)      (0.549)     (0.103)
                                                               ------      ------       ------      ------       ------      ------

NET ASSET VALUE, END OF PERIOD                                 $8.710      $7.750       $6.380      $7.310       $9.970      $9.500
                                                               ======      ======       ======      ======       ======      ======

TOTAL RETURN(3)                                                12.82%      22.40%      (12.30%)    (21.59%)      10.99%      17.33%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                       $28,888     $22,965      $13,488     $10,688      $12,342     $11,328
Ratio of expenses to average net assets                         0.80%       0.80%        0.80%       0.76%        0.80%       0.80%
Ratio of expenses to average net assets prior to
  expense limitation and expenses paid indirectly               1.74%       2.15%        2.11%       1.88%        1.70%       2.21%
Ratio of net investment income to average net assets(4)         1.11%       0.13%        0.38%       3.49%        1.75%       1.45%
Ratio of net investment income to average net assets
  prior to expense limitation and expenses paid indirectly(4)   0.17%      (1.22%)      (0.93%)      2.37%        0.85%       0.04%
Portfolio turnover                                                 9%          5%          40%         16%          87%        104%

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) The average shares outstanding method has been applied for per share information.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver and payment of fees by the manager and distributor, as applicable. Performance would have been lower had the expense limitation not been in effect.

(4) Net investment income includes short-term capital gain distributions received from the Underlying Funds.

See accompanying notes

FINANCIAL
  HIGHLIGHTS (CONTINUED)

Selected data for each share of the Portfolio outstanding throughout each period were as follows:

                                                                         Delaware Growth Allocation Portfolio Class B
------------------------------------------------------------------------------------------------------------------------------------
                                                             Six Months
                                                               Ended                             Year Ended
                                                             3/31/04(1)   9/30/03      9/30/02     9/30/01      9/30/00     9/30/99
                                                            (Unaudited)
NET ASSET VALUE, BEGINNING OF PERIOD                           $7.710      $6.340       $7.280      $9.930       $9.470      $8.140

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(2,4)                               0.015      (0.044)      (0.028)      0.231        0.099       0.068
Net realized and unrealized gain (loss) on investments          0.935       1.414       (0.912)     (2.351)       0.840       1.287
                                                               ------      ------       ------      ------       ------      ------
Total from investment operations                                0.950       1.370       (0.940)     (2.120)       0.939       1.355
                                                               ------      ------       ------      ------       ------      ------

LESS DIVIDENDS AND DISTRIBUTIONS:
From net investment income                                         --          --           --      (0.273)      (0.205)         --
From net realized gain on investments                              --          --           --      (0.126)      (0.274)     (0.025)
In excess of net realized gain on investments                      --          --           --      (0.131)          --          --
                                                               ------      ------       ------      ------       ------      ------
Total dividends and distributions                                  --          --           --      (0.530)      (0.479)     (0.025)
                                                               ------      ------       ------      ------       ------      ------

NET ASSET VALUE, END OF PERIOD                                 $8.660      $7.710       $6.340      $7.280       $9.930      $9.470
                                                               ======      ======       ======      ======       ======      ======

TOTAL RETURN(3)                                                12.32%      21.61%      (12.91%)    (22.23%)      10.14%      16.41%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                        $3,556      $2,694       $1,721      $1,754       $2,295      $1,561
Ratio of expenses to average net assets                         1.55%       1.55%        1.55%       1.51%        1.55%       1.55%
Ratio of expenses to average net assets prior to
  expense limitation and expenses paid indirectly               2.44%       2.86%        2.86%       2.63%        2.45%       2.96%
Ratio of net investment income to average net assets(4)         0.36%      (0.62%)      (0.37%)      2.74%        1.00%       0.70%
Ratio of net investment income to average net assets prior
  to expense limitation and expenses paid indirectly(4)        (0.53%)     (1.93%)      (1.68%)      1.62%        0.10%      (0.71%)
Portfolio turnover                                                 9%          5%          40%         16%          87%        104%

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) The average shares outstanding method has been applied for per share information.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

(4) Net investment income includes short-term capital gain distributions received from the Underlying Funds.

See accompanying notes

FINANCIAL
  HIGHLIGHTS (CONTINUED)

Selected data for each share of the Portfolio outstanding throughout each period were as follows:

                                                                         Delaware Growth Allocation Portfolio Class C
------------------------------------------------------------------------------------------------------------------------------------
                                                             Six Months
                                                               Ended                             Year Ended
                                                             3/31/04(1)   9/30/03      9/30/02     9/30/01      9/30/00     9/30/99
                                                            (Unaudited)
NET ASSET VALUE, BEGINNING OF PERIOD                           $7.710      $6.350       $7.290      $9.940       $9.480      $8.140

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(2,4)                               0.015      (0.045)      (0.028)      0.231        0.099       0.067
Net realized and unrealized gain (loss) on investments          0.945       1.405       (0.912)     (2.351)       0.840       1.298
                                                               ------      ------       ------      ------       ------      ------
Total from investment operations                                0.960       1.360       (0.940)     (2.120)       0.939       1.365
                                                               ------      ------       ------      ------       ------      ------

LESS DIVIDENDS AND DISTRIBUTIONS:
From net investment income                                         --          --           --      (0.273)      (0.205)         --
From net realized gain on investments                              --          --           --      (0.126)      (0.274)     (0.025)
In excess of net realized gain on investments                      --          --           --      (0.131)          --          --
                                                               ------      ------       ------      ------       ------      ------
Total dividends and distributions                                  --          --           --      (0.530)      (0.479)     (0.025)
                                                               ------      ------       ------      ------       ------      ------

NET ASSET VALUE, END OF PERIOD                                 $8.670      $7.710       $6.350      $7.290       $9.940      $9.480
                                                               ======      ======       ======      ======       ======      ======

TOTAL RETURN(3)                                                12.45%      21.42%      (12.89%)    (22.20%)      10.13%      16.53%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                        $3,014      $2,525         $965        $964         $962        $506
Ratio of expenses to average net assets                         1.55%       1.55%        1.55%       1.51%        1.55%       1.55%
Ratio of expenses to average net assets prior to expense
  limitation and expenses paid indirectly                       2.44%       2.86%        2.86%       2.63%        2.45%       2.96%
Ratio of net investment income to average net assets(4)         0.36%      (0.62%)      (0.37%)      2.74%        1.00%       0.70%
Ratio of net investment income to average net assets prior
  to expense limitation and expenses paid indirectly(4)        (0.53%)     (1.93%)      (1.68%)      1.62%        0.10%      (0.71%)
Portfolio turnover                                                 9%          5%          40%         16%          87%        104%

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) The average shares outstanding method has been applied for per share information.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

(4) Net investment income includes short-term capital gain distributions received from the Underlying Funds.

See accompanying notes

FINANCIAL
  HIGHLIGHTS (CONTINUED)

Selected data for each share of the Portfolio outstanding throughout each period were as follows:

                                                                               Delaware Growth Allocation Portfolio Class R
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                     Six Months                 6/2/03(5)
                                                                                       Ended                       to
                                                                                     3/31/04(1)                 9/30/03
                                                                                    (Unaudited)
NET ASSET VALUE, BEGINNING OF PERIOD                                                    $7.750                   $7.460

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(2,4)                                                        0.032                   (0.021)
Net realized and unrealized gain on investments                                          0.950                    0.311
                                                                                        ------                   ------
Total from investment operations                                                         0.982                    0.290
                                                                                        ------                   ------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income                                                                   (0.032)                      --
                                                                                        ------                   ------
Total dividends and distributions                                                       (0.032)                      --
                                                                                        ------                   ------

NET ASSET VALUE, END OF PERIOD                                                          $8.700                   $7.750
                                                                                        ======                   ======

TOTAL RETURN(3)                                                                         12.68%                    3.89%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                                                   $847                       $4
Ratio of expenses to average net assets                                                  1.15%                    1.15%
Ratio of expenses to average net assets prior to expense limitation
  and expenses paid indirectly                                                           2.04%                    2.88%
Ratio of net investment income to average net assets(4)                                  0.76%                   (0.86%)
Ratio of net investment income to average net assets prior to expense
  limitation and expenses paid indirectly(4)                                            (0.13%)                  (2.59%)
Portfolio turnover                                                                          9%                       5%

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) The average shares outstanding method has been applied for per share information.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

(4) Net investment income includes short-term capital gain distributions received from the Underlying Funds.

(5) Date of commencement of operations; ratios have been annualized and total return has not been annualized.

See accompanying notes

FINANCIAL
  HIGHLIGHTS (CONTINUED)

Selected data for each share of the Portfolio outstanding throughout each period were as follows:

                                                                     Delaware Growth Allocation Portfolio Institutional Class
------------------------------------------------------------------------------------------------------------------------------------
                                                             Six Months
                                                               Ended                             Year Ended
                                                             3/31/04(1)   9/30/03      9/30/02     9/30/01      9/30/00     9/30/99
                                                            (Unaudited)
NET ASSET VALUE, BEGINNING OF PERIOD                           $7.760      $6.390       $7.320      $9.980       $9.520      $8.180

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(2,4)                                      0.057       0.027        0.048       0.317        0.199       0.162
Net realized and unrealized gain (loss) on investments          0.955       1.413       (0.918)     (2.350)       0.835       1.303
                                                               ------      ------       ------      ------       ------      ------
Total from investment operations                                1.012       1.440       (0.870)     (2.033)       1.034       1.465
                                                               ------      ------       ------      ------       ------      ------

LESS DIVIDENDS AND DISTRIBUTIONS:
From net investment income                                     (0.052)     (0.070)      (0.060)     (0.370)      (0.300)     (0.100)
From net realized gain on investments                              --          --           --      (0.126)      (0.274)     (0.025)
In excess of net realized gain on investments                      --          --           --      (0.131)          --          --
                                                               ------      ------       ------      ------       ------      ------
Total dividends and distributions                              (0.052)     (0.070)      (0.060)     (0.627)      (0.574)     (0.125)
                                                               ------      ------       ------      ------       ------      ------

NET ASSET VALUE, END OF PERIOD                                 $8.720      $7.760       $6.390      $7.320       $9.980      $9.520
                                                               ======      ======       ======      ======       ======      ======

TOTAL RETURN(3)                                                13.06%      22.69%      (12.05%)    (21.36%)      11.13%      17.71%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                          $669        $557         $383        $430         $221         $65
Ratio of expenses to average net assets                         0.55%       0.55%        0.55%       0.51%        0.55%       0.55%
Ratio of expenses to average net assets prior to expense
  limitation and expenses paid indirectly                       1.44%       1.86%        1.86%       1.63%        1.45%       1.96%
Ratio of net investment income to average net assets(4)         1.36%       0.38%        0.63%       3.74%        2.00%       1.70%
Ratio of net investment income to average net assets prior
  to expense limitation and expenses paid indirectly(4)         0.47%      (0.93%)      (0.68%)      2.62%        1.10%       0.29%
Portfolio turnover                                                 9%          5%          40%         16%          87%        104%

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) The average shares outstanding method has been applied for per share information.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

(4) Net investment income includes short-term capital gain distributions received from the Underlying Funds.

See accompanying notes

FINANCIAL
  HIGHLIGHTS (CONTINUED)

Selected data for each share of the Portfolio outstanding throughout each period were as follows:

                                                                         Delaware Balanced Allocation Portfolio Class A
------------------------------------------------------------------------------------------------------------------------------------
                                                             Six Months
                                                               Ended                             Year Ended
                                                             3/31/04(1)   9/30/03      9/30/02     9/30/01      9/30/00     9/30/99
                                                            (Unaudited)
NET ASSET VALUE, BEGINNING OF PERIOD                           $8.100      $6.900       $7.580      $9.260       $8.940      $8.130

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(2,4)                                      0.074       0.088        0.119       0.372        0.246       0.249
Net realized and unrealized gain (loss) on investments          0.753       1.249       (0.645)     (1.776)       0.572       0.789
                                                               ------      ------       ------      ------       ------      ------
Total from investment operations                                0.827       1.337       (0.526)     (1.404)       0.818       1.038
                                                               ------      ------       ------      ------       ------      ------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income                                          (0.097)     (0.137)      (0.147)     (0.276)      (0.338)     (0.200)
Net realized gain on investments                                   --          --       (0.007)         --       (0.160)     (0.028)
                                                               ------      ------       ------      ------       ------      ------
Total dividends and distributions                              (0.097)     (0.137)      (0.154)     (0.276)      (0.498)     (0.228)
                                                               ------      ------       ------      ------       ------      ------

NET ASSET VALUE, END OF PERIOD                                 $8.830      $8.100       $6.900      $7.580       $9.260      $8.940
                                                               ======      ======       ======      ======       ======      ======

TOTAL RETURN(3)                                                10.24%      19.63%       (7.23%)    (15.51%)       9.49%      12.52%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                       $33,635     $29,746      $20,902     $20,676      $28,344     $17,373
Ratio of expenses to average net assets                         0.80%       0.80%        0.80%       0.80%        0.80%       0.80%
Ratio of expenses to average net assets prior to expense
  limitation and expenses paid indirectly                       1.74%       2.03%        1.79%       1.64%        1.23%       1.57%
Ratio of net investment income to average net assets(4)         1.70%       1.17%        1.53%       4.39%        2.67%       2.73%
Ratio of net investment income to average net assets prior
  to expense limitation and expenses paid indirectly(4)         0.76%      (0.06%)       0.54%       3.55%        2.24%       1.96%
Portfolio turnover                                                18%          9%          43%         31%          80%         93%

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) The average shares outstanding method has been applied for per share information.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver and payment of fees by the manager and distributor, as applicable. Performance would have been lower had the expense limitation not been in effect.

(4) Net investment income includes short-term capital gain distributions received from the Underlying Funds.

See accompanying notes

FINANCIAL
  HIGHLIGHTS (CONTINUED)

Selected data for each share of the Portfolio outstanding throughout each period were as follows:

                                                                         Delaware Balanced Allocation Portfolio Class B
------------------------------------------------------------------------------------------------------------------------------------
                                                             Six Months
                                                               Ended                             Year Ended
                                                             3/31/04(1)   9/30/03      9/30/02     9/30/01      9/30/00     9/30/99
                                                            (Unaudited)
NET ASSET VALUE, BEGINNING OF PERIOD                           $8.080      $6.880       $7.550      $9.260       $8.950      $8.130

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(2,4)                                      0.041       0.032        0.061       0.309        0.178       0.181
Net realized and unrealized gain (loss) on investments          0.747       1.248       (0.638)     (1.780)       0.577       0.787
                                                               ------      ------       ------      ------       ------      ------
Total from investment operations                                0.788       1.280       (0.577)     (1.471)       0.755       0.968
                                                               ------      ------       ------      ------       ------      ------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income                                          (0.038)     (0.080)      (0.086)     (0.239)      (0.285)     (0.120)
Net realized gain on investments                                   --          --       (0.007)         --       (0.160)     (0.028)
                                                               ------      ------       ------      ------       ------      ------
Total dividends and distributions                              (0.038)     (0.080)      (0.093)     (0.239)      (0.445)     (0.148)
                                                               ------      ------       ------      ------       ------      ------

NET ASSET VALUE, END OF PERIOD                                 $8.830      $8.080       $6.880      $7.550       $9.260      $8.950
                                                               ======      ======       ======      ======       ======      ======

TOTAL RETURN(3)                                                 9.76%      18.75%       (7.82%)    (16.20%)       8.75%      11.66%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                        $2,290      $1,682       $1,230      $1,234       $1,213      $1,035
Ratio of expenses to average net assets                         1.55%       1.55%        1.55%       1.55%        1.55%       1.55%
Ratio of expenses to average net assets prior to expense
  limitation and expenses paid indirectly                       2.44%       2.74%        2.54%       2.39%        1.98%       2.32%
Ratio of net investment income to average net assets(4)         0.95%       0.42%        0.78%       3.64%        1.92%       1.98%
Ratio of net investment income to average net assets prior
  to expense limitation and expenses paid indirectly(4)         0.06%      (0.77%)      (0.21%)      2.80%        1.49%       1.21%
Portfolio turnover                                                18%          9%          43%         31%          80%         93%

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) The average shares outstanding method has been applied for per share information.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

(4) Net investment income includes short-term capital gain distributions received from the Underlying Funds.

See accompanying notes

FINANCIAL
  HIGHLIGHTS (CONTINUED)

Selected data for each share of the Portfolio outstanding throughout each period were as follows:

                                                                         Delaware Balanced Allocation Portfolio Class C
------------------------------------------------------------------------------------------------------------------------------------
                                                             Six Months
                                                               Ended                             Year Ended
                                                             3/31/04(1)   9/30/03      9/30/02     9/30/01      9/30/00     9/30/99
                                                            (Unaudited)
NET ASSET VALUE, BEGINNING OF PERIOD                           $8.090      $6.890       $7.560      $9.280       $8.960      $8.140

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(2,4)                                      0.041       0.031        0.061       0.309        0.177       0.182
Net realized and unrealized gain (loss) on investments          0.757       1.249       (0.638)     (1.790)       0.588       0.786
                                                               ------      ------       ------      ------       ------      ------
Total from investment operations                                0.798       1.280       (0.577)     (1.481)       0.765       0.968
                                                               ------      ------       ------      ------       ------      ------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income                                          (0.038)     (0.080)      (0.086)     (0.239)      (0.285)     (0.120)
Net realized gain on investments                                   --          --       (0.007)         --       (0.160)     (0.028)
                                                               ------      ------       ------      ------       ------      ------
Total dividends and distributions                              (0.038)     (0.080)      (0.093)     (0.239)      (0.445)     (0.148)
                                                               ------      ------       ------      ------       ------      ------

NET ASSET VALUE, END OF PERIOD                                 $8.850      $8.090       $6.890      $7.560       $9.280      $8.960
                                                               ======      ======       ======      ======       ======      ======

TOTAL RETURN(3)                                                 9.88%      18.72%       (7.81%)    (16.28%)       8.74%      11.77%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                        $1,983      $1,718         $812        $827         $904        $802
Ratio of expenses to average net assets                         1.55%       1.55%        1.55%       1.55%        1.55%       1.55%
Ratio of expenses to average net assets prior to expense
  limitation and expenses paid indirectly                       2.44%       2.74%        2.54%       2.39%        1.98%       2.32%
Ratio of net investment income to average net assets(4)         0.95%       0.42%        0.78%       3.64%        1.92%       1.98%
Ratio of net investment income to average net assets prior
  to expense limitation and expenses paid indirectly(4)         0.06%      (0.77%)      (0.21%)      2.80%        1.49%       1.21%
Portfolio turnover                                                18%          9%          43%         31%          80%         93%

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) The average shares outstanding method has been applied for per share information.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

(4) Net investment income includes short-term capital gain distributions received from the Underlying Funds.

See accompanying notes

FINANCIAL
  HIGHLIGHTS (CONTINUED)

Selected data for each share of the Portfolio outstanding throughout each period were as follows:

                                                                                 Delaware Balanced Allocation Portfolio Class R
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                     Six Months                 6/2/03(5)
                                                                                       Ended                       to
                                                                                     3/31/04(1)                 9/30/03
                                                                                     (Unaudited)
NET ASSET VALUE, BEGINNING OF PERIOD                                                    $8.100                   $7.860

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(2,4)                                                               0.059                    0.005
Net realized and unrealized gain on investments                                          0.748                    0.235
                                                                                        ------                   ------
Total from investment operations                                                         0.807                    0.240
                                                                                        ------                   ------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income                                                                   (0.097)                      --
                                                                                        ------                   ------
Total dividends and distributions                                                       (0.097)                      --
                                                                                        ------                   ------

NET ASSET VALUE, END OF PERIOD                                                          $8.810                   $8.100
                                                                                        ======                   ======

TOTAL RETURN(3)                                                                         10.00%                    3.05%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                                                   $690                       $6
Ratio of expenses to average net assets                                                  1.15%                    1.15%
Ratio of expenses to average net assets prior to expense limitation
  and expenses paid indirectly                                                           2.04%                    2.23%
Ratio of net investment income to average net assets(4)                                  1.35%                    0.14%
Ratio of net investment income to average net assets prior to expense
  limitation and expenses paid indirectly(4)                                             0.46%                   (0.94%)
Portfolio turnover                                                                         18%                       9%

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) The average shares outstanding method has been applied for per share information.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

(4) Net investment income includes short-term capital gain distributions received from the Underlying Funds.

(5) Date of commencement of operations; ratios have been annualized and total return has not been annualized.

See accompanying notes

FINANCIAL
  HIGHLIGHTS (CONTINUED)

Selected data for each share of the Portfolio outstanding throughout each period were as follows:

                                                                   Delaware Balanced Allocation Portfolio Institutional Class
------------------------------------------------------------------------------------------------------------------------------------
                                                             Six Months
                                                               Ended                             Year Ended
                                                             3/31/04(1)   9/30/03      9/30/02     9/30/01      9/30/00     9/30/99
                                                            (Unaudited)
NET ASSET VALUE, BEGINNING OF PERIOD                           $8.110      $6.910       $7.590      $9.270       $8.940      $8.130

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(2,4)                                      0.085       0.106        0.138       0.394        0.269       0.271
Net realized and unrealized gain (loss) on investments          0.752       1.250       (0.643)     (1.785)       0.579       0.792
                                                               ------      ------       ------      ------       ------      ------
Total from investment operations                                0.837       1.356       (0.505)     (1.391)       0.848       1.063
                                                               ------      ------       ------      ------       ------      ------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income                                          (0.117)     (0.156)      (0.168)     (0.289)      (0.358)     (0.225)
Net realized gain on investments                                   --          --       (0.007)         --       (0.160)     (0.028)
                                                               ------      ------       ------      ------       ------      ------
Total dividends and distributions                              (0.117)     (0.156)      (0.175)     (0.289)      (0.518)     (0.253)
                                                               ------      ------       ------      ------       ------      ------

NET ASSET VALUE, END OF PERIOD                                 $8.830      $8.110       $6.910      $7.590       $9.270      $8.940
                                                               ======      ======       ======      ======       ======      ======

TOTAL RETURN(3)                                                10.36%      19.92%       (6.98%)    (15.37%)       9.85%      12.83%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                          $739        $831         $623        $646         $270         $61
Ratio of expenses to average net assets                         0.55%       0.55%        0.55%       0.55%        0.55%       0.55%
Ratio of expenses to average net assets prior to expense
  limitation and expenses paid indirectly                       1.44%       1.74%        1.54%       1.39%        0.98%       1.32%
Ratio of net investment income to average net assets(4)         1.95%       1.42%        1.78%       4.64%        2.92%       2.98%
Ratio of net investment income to average net assets prior
  to expense limitation and expenses paid indirectly(4)         1.06%       0.23%        0.79%       3.80%        2.49%       2.21%
Portfolio turnover                                                18%          9%          43%         31%          80%         93%

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) The average shares outstanding method has been applied for per share information.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

(4) Net investment income includes short-term capital gain distributions received from the Underlying Funds.

See accompanying notes

FINANCIAL
  HIGHLIGHTS (CONTINUED)

Selected data for each share of the Portfolio outstanding throughout each period were as follows:

                                                                         Delaware Income Allocation Portfolio Class A
------------------------------------------------------------------------------------------------------------------------------------
                                                             Six Months
                                                               Ended                             Year Ended
                                                             3/31/04(1)   9/30/03      9/30/02     9/30/01      9/30/00     9/30/99
                                                            (Unaudited)
NET ASSET VALUE, BEGINNING OF PERIOD                           $7.930      $7.040       $7.560      $8.670       $8.550      $8.290

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(2,4)                                      0.100       0.173        0.214       0.402        0.382       0.382
Net realized and unrealized gain (loss) on investments          0.534       0.866       (0.487)     (1.112)       0.249       0.198
                                                               ------      ------       ------      ------       ------      ------
Total from investment operations                                0.634       1.039       (0.273)     (0.710)       0.631       0.580
                                                               ------      ------       ------      ------       ------      ------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income                                          (0.094)     (0.149)      (0.247)     (0.400)      (0.468)     (0.295)
Net realized gain on investments                                   --          --           --          --       (0.043)     (0.025)
                                                               ------      ------       ------      ------       ------      ------
Total dividends and distributions                              (0.094)     (0.149)      (0.247)     (0.400)      (0.511)     (0.320)
                                                               ------      ------       ------      ------       ------      ------

NET ASSET VALUE, END OF PERIOD                                 $8.470      $7.930       $7.040      $7.560       $8.670      $8.550
                                                               ======      ======       ======      ======       ======      ======

TOTAL RETURN(3)                                                 8.03%      14.92%       (3.83%)     (8.40%)       7.66%       6.85%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                       $28,233     $24,238      $18,988     $16,899      $17,051     $17,239
Ratio of expenses to average net assets                         0.80%       0.80%        0.75%       0.80%        0.80%       0.80%
Ratio of expenses to average net assets prior to expense
  limitation and expenses paid indirectly                       1.77%       1.97%        1.78%       1.74%        1.71%       2.13%
Ratio of net investment income to average net assets(4)         2.40%       2.31%        2.78%       4.94%        4.43%       4.34%
Ratio of net investment income to average net assets prior
  to expense limitation and expenses paid indirectly(4)         1.43%       1.14%        1.75%       4.00%        3.52%       3.01%
Portfolio turnover                                                26%          1%          21%         24%          65%         73%

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) The average shares outstanding method has been applied for per share information.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver and payment of fees by the manager and distributor, as applicable. Performance would have been lower had the expense limitation not been in effect.

(4) Net investment income includes short-term capital gain distributions received from the Underlying Funds.

See accompanying notes

FINANCIAL
  HIGHLIGHTS (CONTINUED)

Selected data for each share of the Portfolio outstanding throughout each period were as follows:

                                                                          Delaware Income Allocation Portfolio Class B
------------------------------------------------------------------------------------------------------------------------------------
                                                             Six Months
                                                               Ended                             Year Ended
                                                             3/31/04(1)   9/30/03      9/30/02     9/30/01      9/30/00     9/30/99
                                                            (Unaudited)
NET ASSET VALUE, BEGINNING OF PERIOD                           $7.960      $7.080       $7.610      $8.720       $8.590      $8.290

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(2,4)                                      0.069       0.116        0.156       0.341        0.317       0.316
Net realized and unrealized gain (loss) on investments          0.544       0.873       (0.495)     (1.117)       0.252       0.219
                                                               ------      ------       ------      ------       ------      ------
Total from investment operations                                0.613       0.989       (0.339)     (0.776)       0.569       0.535
                                                               ------      ------       ------      ------       ------      ------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income                                          (0.063)     (0.109)      (0.191)     (0.334)      (0.396)     (0.210)
Net realized gain on investments                                   --          --           --          --       (0.043)     (0.025)
                                                               ------      ------       ------      ------       ------      ------
Total dividends and distributions                              (0.063)     (0.109)      (0.191)     (0.334)      (0.439)     (0.235)
                                                               ------      ------       ------      ------       ------      ------

NET ASSET VALUE, END OF PERIOD                                 $8.510      $7.960       $7.080      $7.610       $8.720      $8.590
                                                               ======      ======       ======      ======       ======      ======

TOTAL RETURN(3)                                                 7.72%      14.09%       (4.64%)     (9.11%)       6.99%       6.18%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                          $658        $698         $482        $348         $370        $243
Ratio of expenses to average net assets                         1.55%       1.55%        1.50%       1.55%        1.55%       1.55%
Ratio of expenses to average net assets prior to expense
  limitation and expenses paid indirectly                       2.47%       2.68%        2.53%       2.49%        2.46%       2.88%
Ratio of net investment income to average net assets(4)         1.65%       1.56%        2.03%       4.19%        3.68%       3.59%
Ratio of net investment income to average net assets prior
  to expense limitation and expenses paid indirectly(4)         0.73%       0.43%        1.00%       3.25%        2.77%       2.26%
Portfolio turnover                                                26%          1%          21%         24%          65%         73%

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) The average shares outstanding method has been applied for per share information.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

(4) Net investment income includes short-term capital gain distributions received from the Underlying Funds.

See accompanying notes

FINANCIAL
  HIGHLIGHTS (CONTINUED)

Selected data for each share of the Portfolio outstanding throughout each period were as follows:

                                                                          Delaware Income Allocation Portfolio Class C
------------------------------------------------------------------------------------------------------------------------------------
                                                             Six Months
                                                               Ended                             Year Ended
                                                             3/31/04(1)   9/30/03      9/30/02     9/30/01      9/30/00     9/30/99
                                                            (Unaudited)
NET ASSET VALUE, BEGINNING OF PERIOD                           $7.930      $7.050       $7.580      $8.700       $8.580      $8.290

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(2,4)                                      0.069       0.117        0.156       0.341        0.317       0.316
Net realized and unrealized gain (loss) on investments          0.534       0.872       (0.495)     (1.127)       0.242       0.209
                                                               ------      ------       ------      ------       ------      ------
Total from investment operations                                0.603       0.989       (0.339)     (0.786)       0.559       0.525
                                                               ------      ------       ------      ------       ------      ------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income                                          (0.063)     (0.109)      (0.191)     (0.334)      (0.396)     (0.210)
Net realized gain on investments                                   --          --           --          --       (0.043)     (0.025)
                                                               ------      ------       ------      ------       ------      ------
Total dividends and distributions                              (0.063)     (0.109)      (0.191)     (0.334)      (0.439)     (0.235)
                                                               ------      ------       ------      ------       ------      ------

NET ASSET VALUE, END OF PERIOD                                 $8.470      $7.930       $7.050      $7.580       $8.700      $8.580
                                                               ======      ======       ======      ======       ======      ======

TOTAL RETURN(3)                                                 7.62%      14.15%       (4.66%)     (9.25%)       6.88%       6.06%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                          $385        $340         $147        $152         $192        $195
Ratio of expenses to average net assets                         1.55%       1.55%        1.50%       1.55%        1.55%       1.55%
Ratio of expenses to average net assets prior to expense
  limitation and expenses paid indirectly                       2.47%       2.68%        2.53%       2.49%        2.46%       2.88%
Ratio of net investment income to average net assets(4)         1.65%       1.56%        2.03%       4.19%        3.68%       3.59%
Ratio of net investment income to average net assets prior
  to expense limitation and expenses paid indirectly(4)         0.73%       0.43%        1.00%       3.25%        2.77%       2.26%
Portfolio turnover                                                26%          1%          21%         24%          65%         73%

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) The average shares outstanding method has been applied for per share information.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

(4) Net investment income includes short-term capital gain distributions received from the Underlying Funds.

See accompanying notes

FINANCIAL
  HIGHLIGHTS (CONTINUED)

Selected data for each share of the Portfolio outstanding throughout each period were as follows:

                                                                                  Delaware Income Allocation Portfolio Class R
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                     Six Months                 6/2/03(5)
                                                                                       Ended                       to
                                                                                     3/31/04(1)                 9/30/03
                                                                                     (Unaudited)
NET ASSET VALUE, BEGINNING OF PERIOD                                                    $7.930                   $7.800

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(2,4)                                                               0.086                    0.035
Net realized and unrealized gain on investments                                          0.529                    0.130
                                                                                        ------                   ------
Total from investment operations                                                         0.615                    0.165
                                                                                        ------                   ------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income                                                                   (0.085)                  (0.035)
                                                                                        ------                   ------
Total dividends and distributions                                                       (0.085)                  (0.035)
                                                                                        ------                   ------

NET ASSET VALUE, END OF PERIOD                                                          $8.460                   $7.930
                                                                                        ======                   ======

TOTAL RETURN(3)                                                                          7.78%                    2.12%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                                                   $195                       $8
Ratio of expenses to average net assets                                                  1.15%                    1.15%
Ratio of expenses to average net assets prior to expense limitation
  and expenses paid indirectly                                                           2.07%                    2.28%
Ratio of net investment income to average net assets(4)                                  2.05%                    1.31%
Ratio of net investment income to average net assets prior to expense
  limitation and expenses paid indirectly(4)                                             1.13%                    0.18%
Portfolio turnover                                                                         26%                       1%

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) The average shares outstanding method has been applied for per share information.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

(4) Net investment income includes short-term capital gain distributions received from the Underlying Funds.

(5) Date of commencement of operations; ratios have been annualized and total return has not been annualized.

See accompanying notes

FINANCIAL
  HIGHLIGHTS (CONTINUED)

Selected data for each share of the Portfolio outstanding throughout each period were as follows:

                                                                     Delaware Income Allocation Portfolio Institutional Class
------------------------------------------------------------------------------------------------------------------------------------
                                                             Six Months
                                                               Ended                             Year Ended
                                                             3/31/04(1)   9/30/03      9/30/02     9/30/01      9/30/00     9/30/99
                                                            (Unaudited)
NET ASSET VALUE, BEGINNING OF PERIOD                           $7.930      $7.040       $7.560      $8.670       $8.560      $8.280

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(2,4)                                      0.111       0.192        0.233       0.422        0.404       0.403
Net realized and unrealized gain (loss) on investments          0.543       0.860       (0.486)     (1.111)       0.237       0.212
                                                               ------      ------       ------      ------       ------      ------
Total from investment operations                                0.654       1.052       (0.253)     (0.689)       0.641       0.615
                                                               ------      ------       ------      ------       ------      ------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income                                          (0.104)     (0.162)      (0.267)     (0.421)      (0.488)     (0.310)
Net realized gain on investments                                   --          --           --          --       (0.043)     (0.025)
                                                               ------      ------       ------      ------       ------      ------
Total dividends and distributions                              (0.104)     (0.162)      (0.267)     (0.421)      (0.531)     (0.335)
                                                               ------      ------       ------      ------       ------      ------

NET ASSET VALUE, END OF PERIOD                                 $8.480      $7.930       $7.040      $7.560       $8.670      $8.560
                                                               ======      ======       ======      ======       ======      ======

TOTAL RETURN(3)                                                 8.29%      15.12%       (3.58%)     (8.16%)       7.90%       7.16%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                          $363        $300         $262        $272         $102         $57
Ratio of expenses to average net assets                         0.55%       0.55%        0.50%       0.55%        0.55%       0.55%
Ratio of expenses to average net assets prior to expense
  limitation and expenses paid indirectly                       1.47%       1.68%        1.53%       1.49%        1.46%       1.88%
Ratio of net investment income to average net assets(4)         2.65%       2.56%        3.03%       5.19%        4.68%       4.59%
Ratio of net investment income to average net assets prior
  to expense limitation and expenses paid indirectly(4)         1.73%       1.43%        2.00%       4.25%        3.77%       3.26%
Portfolio turnover                                                26%          1%          21%         24%          65%         73%

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) The average shares outstanding method has been applied for per share information.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

(4) Net investment income includes short-term capital gain distributions received from the Underlying Funds.

See accompanying notes

NOTES                                                 DELAWARE FOUNDATION FUNDS
  TO FINANCIAL STATEMENTS                             March 31, 2004 (Unaudited)

Delaware Foundation Funds (the "Trust") is organized as a Delaware statutory trust and offers four portfolios: Delaware Balanced Allocation Portfolio, Delaware Growth Allocation Portfolio, Delaware Income Allocation Portfolio and Delaware S&P 500 Index Fund. These financial statements and the related notes pertain to Delaware Balanced Allocation Portfolio, Delaware Growth Allocation Portfolio and Delaware Income Allocation Portfolio (individually a "Portfolio" and collectively, the "Portfolios"). The Trust is an open-end investment company. The Portfolios are considered non-diversified under the Investment Company Act of 1940, as amended. The Portfolios offer Class A, Class B, Class C, Class R and Institutional Class shares. Class A shares are sold with a front-end sales charge of up to 5.75%. Class B shares are sold with a contingent deferred sales charge that declines from 4% to zero depending upon the period of time the shares are held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. Class C shares are sold with a contingent deferred sales charge of 1%, if redeemed during the first twelve months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to a limited group of investors. The Portfolios will invest in other open-end investment companies (mutual funds) that are members of the Delaware Investments Family of Funds (collectively, the "Underlying Funds"). The Underlying Funds include funds that invest in U.S. and foreign stocks, bonds and money market instruments.

The investment objective of Delaware Growth Allocation Portfolio is to seek long-term capital growth.

The investment objective of Delaware Balanced Allocation Portfolio is to seek capital appreciation with current income as a secondary objective.

The investment objective of Delaware Income Allocation Portfolio is to seek a combination of current income and preservation of capital with capital appreciation.

1. SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with accounting principles generally accepted in the United States and are consistently followed by the Portfolios.

Security Valuation -- The market value of the Portfolios' investments in the Underlying Funds is based on the published net asset value of an Underlying Fund computed as of the close of regular trading on the New York Stock Exchange
(NYSE) on days when the Exchange is open. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value.

Federal Income Taxes -- Each Portfolio intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting -- Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Portfolios on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements -- The Portfolios may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Portfolios' custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other -- Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Dividend income includes short-term capital gain distributions received from the Underlying Funds. Each Portfolio declares and pays dividends from net investment income and distributions from net realized gains on investments, if any, annually.

Certain expenses of the Portfolios are paid through commission arrangements with brokers. In addition, the Portfolios may receive earnings credits from their custodian when positive cash balances are maintained, which are used to offset custody fees. The expenses paid under the above arrangements are included in their respective expense captions on the Statements of Operations with the corresponding offset shown as "expenses paid indirectly." The amount of these expenses for the six months ended March 31, 2004, are as follows:

                                  Delaware         Delaware         Delaware
                                   Growth          Balanced          Income
                                 Allocation       Allocation       Allocation
                                 Portfolio        Portfolio        Portfolio
                                 ---------        ---------        ---------
Commission reimbursements           $818            $904             $677
Earnings credits                      --              --               --

2. INVESTMENT MANAGEMENT, ADMINISTRATION AGREEMENTS AND OTHER TRANSACTIONS
   WITH AFFILIATES
In accordance with the terms of its respective investment management agreement, each Portfolio pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual management fee which is calculated at the rate of 0.25% (currently waived to 0.10%) of each of the Portfolios' average daily net assets.

DMC has contractually agreed to waive that portion, if any, of its management fee and reimburse each Portfolio to the extent necessary to ensure that annual operating expenses, exclusive of taxes, interest, brokerage commissions, distribution fees, certain insurance costs and extraordinary expenses, do not exceed 0.55% of average daily net assets through November 30, 2004.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides accounting, administration, dividend disbursing, and transfer agent services. The Portfolios pay DSC a monthly fee based on average net assets subject to certain minimums for accounting and administration services. Each Portfolio pays DSC a monthly fee based on the number of shareholder accounts for dividend disbursing and transfer agent services.

NOTES                                                 DELAWARE FOUNDATION FUNDS
  TO FINANCIAL STATEMENTS (CONTINUED)

2. INVESTMENT MANAGEMENT, ADMINISTRATION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES (CONTINUED)
Pursuant to a distribution agreement and distribution plan, each Portfolio pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Class A shares, 1.00% of the average daily net assets of the Class B and C shares, and 0.60% of the average daily net assets of the Class R shares. DDLP has contractually agreed to waive distribution and service fees through November 30, 2004 in order to prevent distribution and service fees of Class A from exceeding 0.25% of average daily net assets. Institutional Class shares pay no distribution and service expenses.

At March 31, 2004, the Portfolios had receivables from or liabilities payable to affiliates as follows:

                                                     Delaware Growth        Delaware Balanced         Delaware Income
                                                   Allocation Portfolio   Allocation Portfolio     Allocation Portfolio
                                                   --------------------   --------------------     --------------------
Dividend disbursing, transfer agent fees,
  accounting and other expenses payable to DSC           $(19,198)             $(29,423)                 $(27,738)
Other expenses payable to DMC and affiliates*              (1,412)               (1,284)                   (1,203)
Receivable from DMC under
  expense limitation agreement                             84,229                73,430                    80,963

*DMC, as part of its administrative services, pays operating expenses on behalf of the Portfolios and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, professional fees, registration fees and trustees' fees.

Certain internal legal expenses are allocated to the Portfolios. For the six months ended March 31, 2004, the Portfolios had costs as follows:

                                                     Delaware Growth        Delaware Balanced         Delaware Income
                                                   Allocation Portfolio   Allocation Portfolio     Allocation Portfolio
                                                   --------------------   --------------------     --------------------
                                                           $1,222                $1,435                    $1,120

For the six months ended March 31, 2004, DDLP earned commissions on sales of Class A shares for each Portfolio as follows:

                                                     Delaware Growth        Delaware Balanced         Delaware Income
                                                   Allocation Portfolio   Allocation Portfolio     Allocation Portfolio
                                                   --------------------   --------------------     --------------------
                                                           $3,094                $1,233                    $1,746

Certain officers of DMC, DSC and DDLP are officers and/or trustees of the Trust. These officers and trustees are paid no compensation by the Portfolios.

3. INVESTMENTS
For the six months ended March 31, 2004, the Portfolios made purchases and sales of investment securities other than short-term investments as follows:

                                                     Delaware Growth        Delaware Balanced         Delaware Income
                                                   Allocation Portfolio   Allocation Portfolio     Allocation Portfolio
                                                   --------------------   --------------------     --------------------
Purchases                                              $3,192,798            $2,893,803                $3,136,464
Sales                                                   1,241,400             3,199,913                 3,649,500

At March 31, 2004, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At March 31, 2004, the cost of investments and unrealized appreciation (depreciation) for each Portfolio were as follows:

                                                     Delaware Growth        Delaware Balanced         Delaware Income
                                                   Allocation Portfolio   Allocation Portfolio     Allocation Portfolio
                                                   --------------------   --------------------     --------------------
Cost of investments                                   $34,715,698           $36,917,443               $28,344,286
                                                      ===========           ===========               ===========
Aggregate unrealized appreciation                      $2,415,985            $2,567,188                $1,468,538
Aggregate unrealized depreciation                        (116,268)             (212,440)                  (78,582)
                                                       ----------            ----------                ----------
Net unrealized appreciation                            $2,299,717            $2,354,748                $1,389,956
                                                       ==========            ==========                ==========

NOTES                                                 DELAWARE FOUNDATION FUNDS
  TO FINANCIAL STATEMENTS (CONTINUED)

4. DIVIDEND AND DISTRIBUTION INFORMATION
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States. The tax character of dividends and distributions paid during the six months ended March 31, 2004 and year ended September 30, 2003 was as follows:

                                                     Delaware Growth        Delaware Balanced         Delaware Income
                                                   Allocation Portfolio   Allocation Portfolio     Allocation Portfolio
                                                   --------------------   --------------------     --------------------
                                                      Six                   Six                      Six
                                                    Months       Year      Months       Year        Months      Year
                                                    Ended        Ended     Ended       Ended        Ended       Ended
                                                   3/31/04*     9/30/03   3/31/04*     9/30/03     3/31/04*     9/30/03
                                                   --------     -------   --------     -------     --------     -------
Ordinary income                                    $111,785    $114,190   $392,011    $456,464     $309,127    $437,845

*Tax information for the six months ended March 31, 2004 is an estimate and the tax character of dividends and distributions may be redesignated at fiscal year end.

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of March 31, 2004, the components of net assets on a tax basis were as follows:

                                                     Delaware Growth        Delaware Balanced         Delaware Income
                                                   Allocation Portfolio   Allocation Portfolio     Allocation Portfolio
                                                   --------------------   --------------------     --------------------
Shares of beneficial interest                         $35,232,727           $38,746,430               $29,755,375
Undistributed ordinary income                              54,751                39,774                   105,929
Net realized capital losses on investments               (401,393)           (1,731,539)                 (687,929)
Capital loss carryforwards                               (211,415)              (72,210)                 (728,897)
Unrealized appreciation of investments                  2,299,717             2,354,748                 1,389,956
                                                      -----------           -----------               -----------
Net assets                                            $36,974,387           $39,337,203               $29,834,434
                                                      ===========           ===========               ===========

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales.

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows:

                                                     Delaware Growth        Delaware Balanced         Delaware Income
Year of Expiration                                 Allocation Portfolio   Allocation Portfolio     Allocation Portfolio
------------------                                 --------------------   --------------------     --------------------
2009                                                     $    920               $    --                 $  32,119
2010                                                           70                 1,769                   598,197
2011                                                      210,425                70,441                    98,581
                                                         --------               -------                  --------
Total                                                    $211,415               $72,210                  $728,897
                                                         ========               =======                  ========

NOTES                                                  DELAWARE FOUNDATION FUNDS
  TO FINANCIAL STATEMENTS (CONTINUED)

5. CAPITAL SHARES
Transactions in capital shares were as follows:

                                                           Delaware Growth         Delaware Balanced        Delaware Income
                                                         Allocation Portfolio     Allocation Portfolio     Allocation Portfolio
                                                         --------------------     --------------------     --------------------
                                                         Six Months   Year      Six Months     Year       Six Months    Year
                                                           Ended      Ended        Ended       Ended        Ended       Ended
                                                          3/31/04    9/30/03      3/31/04     9/30/03      3/31/04     9/30/03
Shares sold:
  Class A                                                 726,979   1,350,227      965,571   1,166,152      414,849     691,909
  Class B                                                  81,181     127,815       69,388      62,987       12,320      26,607
  Class C                                                  55,319     236,203       38,075     127,607        5,467      28,197
  Class R                                                 104,184         479       84,127         727       22,349       1,131
  Institutional Class                                       8,374      16,715        7,469      22,249        5,960       5,778

Shares issued upon reinvestment
  of dividends and distributions:
  Class A                                                  12,531      16,118       41,864      58,264       35,876      56,656
  Class B                                                      --          --          958       2,020          652       1,110
  Class C                                                      --          --          926       1,396          328         421
  Class R                                                     156          --          449          --           25          --
  Institutional Class                                         457         616        1,385       1,867          498         799
                                                          -------   ---------    ---------   ---------      -------     -------
                                                          989,181   1,748,173    1,210,212   1,443,269      498,324     812,608
                                                          -------   ---------    ---------   ---------      -------     -------
Shares repurchased:
  Class A                                                (386,723)   (518,480)    (869,644)   (580,452)    (174,597)   (388,960)
  Class B                                                 (20,282)    (49,638)     (19,234)    (35,564)     (23,348)     (7,991)
  Class C                                                 (35,035)    (60,821)     (27,144)    (34,543)      (3,242)     (6,538)
  Class R                                                  (7,385)         --       (6,982)         --         (304)       (116)
  Institutional Class                                      (3,930)     (5,414)     (27,565)    (11,888)      (1,470)     (6,000)
                                                          -------   ---------    ---------   ---------      -------     -------
                                                         (453,355)   (634,353)    (950,569)   (662,447)    (202,961)   (409,605)
                                                          -------   ---------    ---------   ---------      -------     -------
Net increase                                              535,826   1,113,820      259,643     780,822      295,363     403,003
                                                          =======   =========    =========   =========      =======     =======

For the six months ended March 31, 2004 and the year ended September 30, 2003, the following Class B shares were converted from Class B to Class A shares. The respective amounts are included in Class B redemptions and Class A subscriptions in the tables above and the Statement of Changes in Net Assets.

                                                       Six Months Ended                                   Year Ended
                                                            3/31/04                                         9/30/03
                                       Class B Shares   Class A Shares    Amount        Class B Shares   Class A Shares    Amount
                                       --------------   --------------    ------        --------------   --------------    ------
Delaware Growth Allocation Portfolio        2,570            2,550       $21,963              --              --          $   --
Delaware Balanced Allocation Portfolio        320              318         2,754             575             575           4,660
Delaware Income Allocation Portfolio          403              404         3,358              --              --              --

6. LINE OF CREDIT
The Portfolios, along with certain other funds in the Delaware Investments Family of Funds (the "Participants"), participate in a $177,300,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each fund's allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The Portfolios had no amounts outstanding as of March 31, 2004, or at any time during the period.

7. CONTRACTUAL OBLIGATIONS
The Portfolios enter into contracts that contain a variety of indemnifications. The Portfolio's maximum exposure under these arrangements is unknown. However, the Portfolios have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

Delaware
Investments(SM)
--------------------------------------
A member of Lincoln Financial Group(R)


This semiannual report is for the information of Delaware Foundation Funds shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Delaware Foundation Funds and the Delaware Investments Performance Update for the most recently completed calendar quarter. The prospectus sets forth details about charges, expenses, investment objectives, and operating policies of each Fund. You should read the prospectus carefully before you invest. The figures in this report represent past results which are not a guarantee of future results. The return and principal value of an investment in each Fund will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

BOARD OF TRUSTEES                              AFFILIATED OFFICERS                         CONTACT INFORMATION

JUDE T. DRISCOLL                               JOSEPH H. HASTINGS                          INVESTMENT MANAGER
Chairman                                       Executive Vice President and                Delaware Management Company
Delaware Investments Family of Funds           Chief Financial Officer                     Philadelphia, PA
Philadelphia, PA                               Delaware Investments Family of Funds
                                               Philadelphia, PA                            INTERNATIONAL AFFILIATE
WALTER P. BABICH                                                                           Delaware International Advisers Ltd.
Board Chairman                                 RICHELLE S. MAESTRO                         London, England
Citadel Construction Corporation               Executive Vice President,
King of Prussia, PA                            Chief Legal Officer and Secretary           NATIONAL DISTRIBUTOR
                                               Delaware Investments Family of Funds        Delaware Distributors, L.P.
JOHN H. DURHAM                                 Philadelphia, PA                            Philadelphia, PA
Private Investor
Gwynedd Valley, PA                             MICHAEL P. BISHOF                           SHAREHOLDER SERVICING, DIVIDEND
                                               Senior Vice President and Treasurer         DISBURSING AND TRANSFER AGENT
JOHN A. FRY                                    Delaware Investments Family of Funds        Delaware Service Company, Inc.
President                                      Philadelphia, PA                            2005 Market Street
Franklin & Marshall College                                                                Philadelphia, PA 19103-7094
Lancaster, PA
                                                                                           FOR SHAREHOLDERS
ANTHONY D. KNERR                                                                           800 523-1918
Managing Director
Anthony Knerr & Associates                                                                 FOR SECURITIES DEALERS AND FINANCIAL
New York, NY                                                                               INSTITUTIONS REPRESENTATIVES ONLY
                                                                                           800 362-7500
ANN R. LEVEN
Former Treasurer/Chief Fiscal Officer                                                      WEB SITE
National Gallery of Art                                                                    www.delawareinvestments.com
Washington, DC

THOMAS F. MADISON
President and Chief Executive Officer
MLM Partners, Inc.
Minneapolis, MN

JANET L. YEOMANS
Vice President/Mergers & Acquisitions          --------------------------------------------------------------------------------
3M Corporation                                 A description of the policies and procedures that the Fund uses to determine how
St. Paul, MN                                   to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 800 523-1918; (ii) on the Fund's website at
                                               http://www.delawareinvestments.com; and (iii) on the Commission's website at
                                               http://www.sec.gov.; and beginning no later than August 31, 2004, information
                                               (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge
                                               (i) through the Fund's website at http://www.delawareinvestments.com; and (ii)
                                               on the Commission's website at http://www.sec.gov.
                                               --------------------------------------------------------------------------------









(8676)                                                                                                       Printed in the USA
SA-444 [3/04] IVES 5/04                                                                                                   J9653

                                          Delaware
                                          Investments(SM)
                                          --------------------------------------
                                          A member of Lincoln Financial Group(R)

GROWTH-EQUITY

SEMIANNUAL REPORT MARCH 31, 2004
--------------------------------------------------------------------------------
                          DELAWARE S&P 500 INDEX FUND

[LOGO]
POWERED BY RESEARCH.(SM)

TABLE
   OF CONTENTS

--------------------------------------------------------------------
FINANCIAL STATEMENTS:

  Statement of Net Assets                                         1

  Statement of Operations                                         7

  Statements of Changes in Net Assets                             8

  Financial Highlights                                            9

  Notes to Financial Statements                                  11
--------------------------------------------------------------------


    Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

    Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor.

(C) 2004 Delaware Distributors, L.P.

STATEMENT                                         DELAWARE S&P 500 Index Fund
   OF NET ASSETS                                  March 31, 2004 (Unaudited)

                                                          Number of     Market
                                                           Shares       Value

COMMON STOCK - 98.05%
Automobiles & Components - 0.86%
  Cooper Tire & Rubber                                        500     $  10,075
  Dana                                                      1,100        21,846
  Delphi Automotive Systems                                 3,976        39,601
  Ford Motor                                               12,729       172,733
  General Motors                                            3,924       184,821
 +Goodyear Tire & Rubber                                    1,400        11,956
  Harley-Davidson                                           2,060       109,880
  Johnson Controls                                          1,306        77,250
  Visteon                                                   1,027         9,828
                                                                      ---------
                                                                        637,990
                                                                      ---------
Banks - 7.52%
  AmSouth Bancorporation                                    2,393        56,259
  Bank of America                                          10,092       817,251
  Bank One                                                  7,739       421,930
  BB&T                                                      3,824       134,987
  Charter One Financial                                     1,551        54,843
  Comerica                                                  1,226        66,596
  Countrywide Financial                                     1,266       121,409
  Fannie Mae                                                6,707       498,665
  Fifth Third Bancorp                                       3,921       217,106
  First Tennessee National                                    900        42,930
  Freddie Mac                                               4,863       287,209
  Golden West Financial                                     1,067       119,451
  Huntington Bancshares                                     1,565        34,727
  KeyCorp                                                   2,897        87,750
  M & T Bank                                                  800        71,880
  Marshall & Ilsley                                         1,600        60,496
  MGIC Investment                                             719        46,181
  National City                                             4,289       152,603
  North Fork Bancorporation                                 1,100        46,552
  PNC Financial Services Group                              1,913       106,018
  Regions Financial                                         1,505        54,963
  SouthTrust                                                2,362        78,324
  Suntrust Banks                                            1,973       137,538
  Synovus Financial                                         2,064        50,465
  Union Planters                                            1,350        40,298
  U.S. Bancorp                                             13,311       368,049
  Wachovia                                                  9,183       431,601
  Washington Mutual                                         6,197       264,674
  Wells Fargo                                              11,755       666,156
  Zions Bancorp                                               573        32,776
                                                                     ----------
                                                                      5,569,687
                                                                     ----------
Capital Goods - 7.93%
  3M                                                        5,444       445,699
  American Power Conversion                                 1,333        30,672
 +American Standard                                           500        56,875
  Boeing                                                    5,882       241,574
  Caterpillar                                               2,411       190,638
  Cooper Industries                                           676        38,654
  Crane                                                       400        13,200
  Cummins                                                     300        17,535
  Danaher                                                   1,122       104,761
  Deere & Co.                                               1,698       117,688
  Dover                                                     1,395        54,084
  Eaton                                                     1,084        60,910
  Emerson Electric                                          2,968       177,843

                                                          Number of     Market
                                                           Shares       Value
COMMON STOCK (continued)
Capital Goods (continued)
  Fluor                                                       556    $   21,512
  General Dynamics                                          1,395       124,615
  General Electric                                         70,748     2,159,228
  Goodrich (B.F.)                                             804        22,568
  Grainger (W.W.)                                             680        32,640
  Honeywell International                                   6,019       203,743
  Illinois Tool Works                                       2,109       167,096
  Ingersoll-Rand Class A                                    1,189        80,436
  ITT Industries                                              608        46,409
  Lockheed Martin                                           3,123       142,534
  Masco                                                     3,260        99,202
 +Navistar International                                      510        23,384
  Northrop Grumman                                          1,261       124,108
  Paccar                                                    1,203        67,657
  Pall                                                        897        20,353
  Parker Hannifin                                             841        47,517
 +Power-One                                                   674         7,454
  Raytheon                                                  2,879        90,228
  Rockwell Automation                                       1,280        44,378
  Rockwell Collins                                          1,180        37,300
  Textron                                                     922        49,004
  Thomas & Betts                                              300         6,546
  Tyco International                                       13,784       394,912
  United Technologies                                       3,594       310,162
                                                                     ----------
                                                                      5,873,119
                                                                     ----------
Commercial Services & Supplies - 1.07%
 +Allied Waste Industries                                   2,300        30,613
 +Apollo Group Class A                                      1,200       103,332
  Avery Dennison                                              811        50,452
  Block (H&R)                                               1,234        62,971
  Cendant                                                   7,002       170,779
  Cintas                                                    1,200        52,188
  Deluxe                                                      382        15,318
  Donnelley & Sons                                          1,447        43,772
  Equifax                                                     900        23,238
 +Monster Worldwide                                           800        20,960
  Pitney Bowes                                              1,644        70,051
 +Robert Half International                                 1,200        28,344
  Waste Management                                          4,063       122,621
                                                                     ----------
                                                                        794,639
                                                                     ----------
Consumer Durables & Apparel - 1.11%
 +American Greetings Class A                                  500        11,385
  Black & Decker                                              539        30,691
  Brunswick                                                   600        24,498
  Centex                                                      950        51,357
  Eastman Kodak                                             2,065        54,041
  Fortune Brands                                            1,052        80,615
  Hasbro                                                    1,200        26,100
  Jones Apparel Group                                         900        32,535
  KB HOME                                                     300        24,240
  Leggett & Platt                                           1,300        30,823
  Liz Claiborne                                               712        26,123
  Mattel                                                    2,965        54,675
  Maytag                                                      496        15,659
  Newell Rubbermaid                                         1,839        42,665
  Nike Class B                                              1,851       144,136

STATEMENT                                           DELAWARE S&P 500 INDEX FUND
   OF NET ASSETS (CONTINUED)


                                                           Number of    Market
                                                            Shares      Value

COMMON STOCK (continued)
Consumer Durables & Apparel (continued)
  Pulte                                                       900    $   50,040
  Reebok International                                        400        16,540
  Snap-on                                                     357        11,545
  Stanley Works                                               599        25,565
  V F                                                         735        34,325
  Whirlpool                                                   508        34,986
                                                                     ----------
                                                                        822,544
                                                                     ----------
Diversified Financials - 8.27%
  American Express                                          8,918       462,398
  Bank of New York                                          5,399       170,069
  Bear Stearns                                                709        62,165
  Capital One Financial                                     1,621       122,272
  Citigroup                                                35,829     1,852,359
 +E*TRADE Group                                             2,500        33,375
  Federated Investors Class B                                 700        22,001
  FleetBoston Financial                                     7,325       328,893
  Franklin Resources                                        1,783        99,277
  Goldman Sachs Group                                       3,400       354,790
  Janus Capital Group                                       1,579        25,864
  JP Morgan Chase                                          14,188       595,187
  Lehman Brothers Holdings                                  1,964       162,757
  MBNA                                                      8,820       243,697
  Mellon Financial                                          3,005        94,026
  Merrill Lynch                                             6,743       401,613
  Moody's Investors Services                                1,066        75,473
  Morgan Stanley                                            7,593       435,079
  Northern Trust                                            1,565        72,913
  Principal Financial Group                                 2,300        81,949
 +Providian Financial                                       1,953        25,584
  Schwab (Charles)                                          9,392       109,041
  SLM                                                       3,140       131,409
  State Street Bank                                         2,273       118,491
  T. Rowe Price Group                                         864        46,509
                                                                     ----------
                                                                      6,127,191
                                                                     ----------
Energy - 5.83%
  Amerada Hess                                                660        43,085
  Anadarko Petroleum                                        1,752        90,859
  Apache                                                    2,262        97,651
  Ashland                                                     506        23,524
  Baker Hughes                                              2,293        83,649
 +BJ Services                                               1,100        47,597
  Burlington Resources                                      1,326        84,373
  ChevronTexaco                                             7,436       652,731
  ConocoPhillips                                            4,695       327,758
  Devon Energy                                              1,583        92,051
  EOG Resources                                               843        38,685
  Exxon Mobil                                              45,478     1,891,429
  Halliburton                                               3,065        93,145
  Kerr-McGee                                                  694        35,741
  Marathon Oil                                              2,198        74,007
 +Nabors Industries                                         1,074        49,136
 +Noble                                                       897        34,463
  Occidental Petroleum                                      2,653       122,171
 +Rowan Companies                                             640        13,498
  Schlumberger Limited                                      4,095       261,466
  Sunoco                                                      500        31,190
 +Transocean                                                2,148        59,908
  Unocal                                                    1,816        67,700
                                                                     ----------
                                                                      4,315,817
                                                                     ----------

                                                           Number of    Market
                                                            Shares      Value
COMMON STOCK (continued)
Food & Staples Retailing - 3.59%
  Albertson's                                               2,492    $   55,198
 +Costco Wholesale                                          3,225       121,131
  CVS                                                       2,773        97,887
 +Kroger                                                    5,255        87,443
 +Safeway                                                   2,998        61,699
  Supervalu                                                   906        27,669
  Sysco                                                     4,544       177,443
  Wal-Mart Stores                                          30,042     1,793,208
  Walgreen                                                  7,031       231,671
  Winn-Dixie Stores                                           800         6,080
                                                                     ----------
                                                                      2,659,429
                                                                     ----------
Food, Beverage & Tobacco - 5.04%
  Altria Group                                             14,210       773,734
  Anheuser-Busch                                            5,683       289,833
  Archer-Daniels-Midland                                    4,641        78,294
  Brown-Forman Class B                                        880        41,941
  Campbell Soup                                             2,821        76,929
  Coca-Cola                                                17,007       855,451
  Coca-Cola Enterprises                                     3,203        77,417
  ConAgra Foods                                             3,648        98,277
  Coors (Adolph) Class B                                      294        20,418
  General Mills                                             2,598       121,275
  Heinz (H.J.)                                              2,423        90,354
  Hershey Foods                                               907        75,145
  Kellogg                                                   2,899       113,757
  McCormick and Co.                                           900        30,168
  Pepsi Bottling Group                                      1,860        55,335
  PepsiCo                                                  11,932       642,538
  RJ Reynolds Tobacco Holdings                                600        36,300
  Sara Lee                                                  5,534       120,973
  UST                                                       1,175        42,418
  Wrigley (W.M.) Jr.                                        1,576        93,173
                                                                     ----------
                                                                      3,733,730
                                                                     ----------
Healthcare Equipment & Services - 4.02%
  Aetna                                                     1,045        93,757
  AmerisourceBergen Class A                                   748        40,901
 +Anthem                                                    1,000        90,640
  Applera Corp-Applied Biosystems Group                     1,438        28,444
  Bard (C.R.)                                                 351        34,272
  Bausch & Lomb                                               332        19,910
  Baxter International                                      4,264       131,715
  Becton Dickinson                                          1,803        87,409
  Biomet                                                    1,759        67,475
 +Boston Scientific                                         5,710       241,990
  Cardinal Health                                           2,963       204,151
 +Caremark RX                                               2,487        82,693
  Cigna                                                       946        55,833
 +Express Scripts Class A                                     500        37,295
  Guidant                                                   2,114       133,964
  HCA                                                       3,409       138,474
  Health Management Associates Class A                      1,600        37,136
 +Humana                                                    1,200        22,824
  IMS Health                                                1,567        36,448
  Manor Care                                                  600        21,174
  McKesson HBOC                                             2,048        61,624
 +Medco Health Solutions                                    1,895        64,430
  Medtronic                                                 8,399       401,052

STATEMENT                                           DELAWARE S&P 500 INDEX FUND
   OF NET ASSETS (CONTINUED)

                                                         Number of      Market
                                                           Shares        Value

COMMON STOCK (continued)
Healthcare Equipment & Services (continued)
 +Millipore                                                   337    $   17,315
  Quest Diagnostics                                           700        57,981
 +St. Jude Medical                                          1,182        85,222
  Stryker                                                   1,378       121,994
 +Tenet Healthcare                                          3,232        36,069
  UnitedHealth Group                                        4,390       282,892
 +Wellpoint Health Networks                                 1,044       118,724
 +Zimmer Holdings                                           1,672       123,360
                                                                     ----------
                                                                      2,977,168
                                                                     ----------
Hotels, Restaurants & Leisure - 1.36%
  Carnival                                                  4,402       197,694
  Darden Restaurants                                        1,200        29,748
  Harrah's Entertainment                                      747        41,003
  Hilton Hotels                                             2,609        42,396
  International Game Technology                             2,400       107,904
  Marriott International Class A                            1,612        68,591
  McDonald's                                                8,814       251,815
 +Starbucks                                                 2,766       104,417
  Starwood Hotels & Resorts Worldwide                       1,400        56,700
  Wendy's International                                       740        30,111
 +Yum Brands                                                2,066        78,487
                                                                     ----------
                                                                      1,008,866
                                                                     ----------
Household & Personal Products - 2.51%
  Alberto-Culver Class B                                      553        24,260
  Avon Products                                             1,607       121,923
  Clorox                                                    1,503        73,512
  Colgate-Palmolive                                         3,759       207,121
  Gillette                                                  7,005       273,896
  Kimberly-Clark                                            3,494       220,471
  Procter & Gamble                                          8,933       936,893
                                                                     ----------
                                                                      1,858,076
                                                                     ----------
Insurance - 4.71%
  ACE Limited                                               1,900        81,054
  AFLAC                                                     3,588       144,022
  Allstate                                                  4,857       220,799
  AMBAC Financial Group                                       771        56,884
  American International Group                             18,085     1,290,364
  Aon                                                       2,083        58,137
  Chubb                                                     1,316        91,515
  Cincinnati Financial                                      1,076        46,752
  Hartford Financial Services                               2,009       127,973
  Jefferson-Pilot                                             950        52,260
  John Hancock Financial Services                           2,000        87,380
**Lincoln National                                          1,248        59,055
  Loews Corporation                                         1,275        75,302
  Marsh & McLennan                                          3,632       168,162
  MBIA                                                      1,032        64,706
  MetLife                                                   5,300       189,104
  Progressive                                               1,477       129,385
  Prudential Financial                                      3,800       170,164
  SAFECO                                                      995        42,954
  St. Paul                                                  1,632        65,296
  Torchmark                                                   769        41,365
  Travelers Property Casualty Class B                       6,976       120,476
  UnumProvident                                             1,928        28,207
  XL Capital Limited Class A                                1,000        76,040
                                                                     ----------
                                                                      3,487,356
                                                                     ----------

                                                         Number of      Market
                                                           Shares        Value

COMMON STOCK (continued)
Materials - 2.85%
  Air Products & Chemicals                                  1,584    $   79,390
  Alcoa                                                     5,981       207,481
  Allegheny Technologies                                      400         4,840
  Ball                                                        354        23,994
  Bemis                                                       670        17,420
  Dow Chemical                                              6,423       258,719
  duPont (E.I.) deNemours                                   6,905       291,530
  Eastman Chemical                                            546        23,303
  Ecolab                                                    1,714        48,900
  Englehard                                                   808        24,151
  Freeport-McMoRan Copper & Gold Class B                    1,400        54,726
  Georgia-Pacific                                           1,797        60,541
  Great Lakes Chemical                                        300         7,155
 +Hercules                                                    800         9,184
  International Flavors & Fragrances                          600        21,300
  International Paper                                       3,336       140,979
  Louisiana-Pacific                                           800        20,640
  MeadWestvaco                                              1,351        38,220
  Monsanto                                                  1,823        66,849
  Newmont Mining                                            3,040       141,755
  Nucor                                                       530        32,584
 +Pactiv                                                    1,100        24,475
 +Phelps Dodge                                                632        51,609
  PPG Industries                                            1,199        69,902
  Praxair                                                   2,252        83,594
  Rohm & Haas                                               1,568        62,469
 +Sealed Air                                                  593        29,490
  Sigma-Aldrich                                               465        25,733
  Temple-Inland                                               373        23,626
  United States Steel                                         700        26,089
  Vulcan Materials                                            699        33,161
  Weyerhaeuser                                              1,545       101,198
  Worthington Industries                                      500         9,585
                                                                     ----------
                                                                      2,114,592
                                                                     ----------
Media - 3.70%
  Clear Channel Communications                              4,250       179,988
 +Comcast Class A                                          15,691       450,959
  Disney (Walt)                                            14,116       352,759
  Dow Jones                                                   603        28,890
  Gannett                                                   1,927       169,846
 +InterPublic Group                                         2,808        43,187
  Knight-Ridder                                               557        40,800
  McGraw-Hill Companies                                     1,375       104,693
  Meredith                                                    400        20,224
  New York Times Class A                                    1,071        47,338
  Omnicom Group                                             1,354       108,659
 +Time Warner                                              31,329       528,206
  Tribune                                                   2,292       115,608
 +Univision Communications Class A                          2,244        74,074
  Viacom Class B                                           12,122       475,304
                                                                     ----------
                                                                      2,740,535
                                                                     ----------
Pharmaceuticals & Biotechnology - 8.81%
  Abbott Laboratories                                      10,830       445,113
  Allergan                                                    890        74,902
 +Amgen                                                     8,971       521,843
 +Biogen Idec                                               2,296       127,658
  Bristol-Myers Squibb                                     13,410       324,924
 +Chiron                                                    1,262        55,541
 +Forest Laboratories                                       2,538       181,772

STATEMENT                                           DELAWARE S&P 500 INDEX FUND
  OF NET ASSETS (CONTINUED)

                                                         Number of     Market
                                                           Shares       Value

COMMON STOCK (continued)
Pharmaceuticals & Biotechnology (continued)
 +Genzyme                                                   1,600    $   75,264
  Johnson & Johnson                                        20,616     1,045,644
 +King Pharmaceuticals                                      1,674        28,190
  Lilly (Eli)                                               7,826       523,559
 +Medimmune                                                 1,721        39,721
  Merck & Co.                                              15,386       679,907
  Pfizer                                                   53,095     1,860,979
  Schering-Plough                                          10,101       163,838
 +Watson Pharmaceutical                                       714        30,552
  Wyeth                                                     9,293       348,952
                                                                     ----------
                                                                      6,528,359
                                                                     ----------
Real Estate - 0.43%
  Apartment Investment & Management
    Class A                                                   600        18,654
  Equity Office Properties Trust                            2,800        80,892
  Equity Residential                                        1,900        56,715
  Plum Creek Timber                                         1,300        42,224
  ProLogis                                                  1,200        43,044
  Simon Property Group                                      1,300        75,972
                                                                     ----------
                                                                        317,501
                                                                     ----------
Retail - 4.00%
 +AutoNation                                                1,800        30,690
 +AutoZone                                                    632        54,333
 +Bed Bath & Beyond                                         2,068        86,360
  Best Buy                                                  2,295       118,697
 +Big Lots                                                    800        11,600
  Boise Cascade                                               654        22,661
  Circuit City Stores                                       1,456        16,453
  Dillard Class A                                             500         9,580
  Dollar General                                            2,441        46,867
 +eBay                                                      4,500       311,985
  Family Dollar Stores                                      1,200        43,140
  Federated Department Stores                               1,298        70,157
  Gap                                                       6,159       135,005
  Genuine Parts                                             1,209        39,558
  Home Depot                                               15,806       590,512
 +Kohl's                                                    2,392       115,605
  Limited Brands                                            3,517        70,340
  Lowe's                                                    5,500       308,715
  May Department Stores                                     1,994        68,953
  Nordstrom                                                 1,000        39,900
 +Office Depot                                              2,224        41,856
  Penney (J.C.)                                             1,800        62,604
  Radioshack                                                1,160        38,466
  Sears, Roebuck                                            1,580        67,877
  Sherwin-Williams                                          1,000        38,430
 +Staples                                                   3,441        87,367
  Target                                                    6,288       283,212
  Tiffany & Co.                                             1,036        39,544
  TJX                                                       3,456        84,879
 +Toys R Us                                                 1,497        25,150
                                                                     ----------
                                                                      2,960,496
                                                                     ----------
Semiconductors & Semiconductor Equipment - 3.70%
 +Advanced Micro Devices                                    2,410        39,114
 +Altera                                                    2,656        54,315
  Analog Devices                                            2,560       122,906
 +Applied Materials                                        11,462       245,058
 +Applied Micro Circuits                                    1,900        10,925

                                                         Number of     Market
                                                           Shares       Value
COMMON STOCK (continued)
Semiconductors & Semiconductor Equipment (continued)
 +Broadcom Class A                                          2,075    $   81,278
  Intel                                                    44,962     1,222,965
 +KLA-Tencor                                                1,346        67,771
  Linear Technology                                         2,151        79,630
 +LSI Logic                                                 2,675        24,985
  Maxim Integrated Products                                 2,267       106,753
 +Micron Technology                                         4,365        72,939
 +National Semiconductor                                    1,313        58,337
 +Novellus Systems                                          1,020        32,426
 +Nvidia                                                    1,100        29,139
 +PMC - Sierra                                              1,200        20,364
 +Teradyne                                                  1,313        31,289
  Texas Instruments                                        11,970       349,763
 +Xilinx                                                    2,394        90,972
                                                                     ----------
                                                                      2,740,929
                                                                     ----------
Software & Services - 5.58%
  Adobe Systems                                             1,608        63,403
  Autodesk                                                    788        24,917
  Automatic Data Processing                                 4,159       174,678
 +BMC Software                                              1,600        31,280
 +Citrix Systems                                            1,144        24,733
  Computer Associates International                         4,023       108,058
 +Computer Sciences                                         1,299        52,389
 +Compuware                                                 2,407        17,932
 +Convergys                                                 1,043        15,854
 +Electronic Arts                                           2,100       113,316
  Electronic Data Systems                                   3,440        66,564
  First Data                                                6,216       262,067
 +Fiserv                                                    1,305        46,680
 +Intuit                                                    1,400        62,832
 +Mercury Interactive                                         643        28,806
  Microsoft                                                75,184     1,877,345
 +Novell                                                    2,764        31,454
 +Oracle                                                   36,225       435,062
 +Parametric Technology                                     2,000         9,040
  Paychex                                                   2,600        92,560
 +PeopleSoft                                                2,601        48,092
  Sabre Group Holdings Class A                                993        24,636
 +Siebel Systems                                            3,339        38,432
 +SunGard Data Systems                                      1,900        52,060
 +Symantec                                                  2,200       101,860
 +Unisys                                                    2,200        31,416
 +Veritas Software                                          3,005        80,865
 +Yahoo                                                     4,524       219,821
                                                                     ----------
                                                                      4,136,152
                                                                     ----------
Technology Hardware & Equipment - 7.34%
 +ADC Telecommunications                                    5,250        15,225
 +Agilent Technologies                                      3,285       103,905
 +Andrew                                                    1,156        20,230
 +Apple Computer                                            2,615        70,736
 +Avaya                                                     2,919        46,354
 +CIENA                                                     3,300        16,401
 +Cisco Systems                                            47,853     1,125,502
 +Comverse Technology                                       1,412        25,614
 +Corning                                                   9,173       102,554
 +Dell                                                     17,785       597,931
 +EMC                                                      16,576       225,599
 +Gateway                                                   2,406        12,704
  Hewlett-Packard                                          21,127       482,541

STATEMENT                                           DELAWARE S&P 500 INDEX FUND
  OF NET ASSETS (CONTINUED)

                                                         Number of      Market
                                                           Shares       Value

COMMON STOCK (continued)
Technology Hardware & Equipment (continued)
  International Business Machines                          11,794   $ 1,083,160
 +Jabil Circuit                                             1,400        41,202
 +JDS Uniphase                                              9,772        39,772
 +Lexmark International Class A                               883        81,236
 +Lucent Technologies                                      28,979       119,104
  Molex                                                     1,279        38,869
  Motorola                                                 16,168       284,557
 +NCR                                                         686        30,225
 +Network Appliance                                         2,504        53,711
  PerkinElmer                                                 899        18,600
 +QLogic                                                      648        21,390
  QUALCOMM                                                  5,555       368,963
 +Sanmina                                                   3,681        40,528
  Scientific-Atlanta                                        1,002        32,405
 +Solectron                                                 5,658        31,289
 +Sun Microsystems                                         22,669        94,303
  Symbol Technologies                                       1,500        20,700
  Tektronix                                                   656        21,458
 +Tellabs                                                   2,978        25,700
 +Thermo Electron                                           1,099        31,080
 +Waters                                                      800        32,672
 +Xerox                                                     5,411        78,838
                                                                    -----------
                                                                      5,435,058
                                                                    -----------
Telecommunication Services - 3.46%
  Alltel                                                    2,122       105,867
  AT&T                                                      5,499       107,615
 +AT&T Wireless Services                                   18,649       253,813
  BellSouth                                                12,820       354,986
  CenturyTel                                                1,022        28,095
 +Citizens Communications                                   2,000        25,880
 +Nextel Communications                                     7,636       188,838
 +Qwest Communications International                       12,651        54,526
  SBC Communications                                       22,974       563,782
  Sprint - FON Group                                        6,412       118,173
 +Sprint - PCS Group                                        7,023        64,612
  Verizon Communications                                   19,110       698,279
                                                                    -----------
                                                                      2,564,466
                                                                    -----------
Transportation - 1.47%
  Burlington Northern Santa Fe                              2,550        80,325
  CSX                                                       1,435        43,466
  Delta Air Lines                                             862         6,827
  Fedex                                                     2,104       158,137
  Norfolk Southern                                          2,633        58,163
  Ryder System                                                400        15,492
  Southwest Airlines                                        5,404        76,791
  Union Pacific                                             1,732       103,608
  United Parcel Service Class B                             7,800       544,752
                                                                    -----------
                                                                      1,087,561
                                                                    -----------

                                                         Number of      Market
                                                           Shares       Value

COMMON STOCK (continued)
Utilities - 2.89%
 +AES                                                       4,467   $    38,104
 +Allegheny Energy                                            973        13,340
  Ameren                                                    1,306        60,194
  American Electric Power                                   2,743        90,300
 +Calpine                                                   2,581        12,053
  Centerpoint Energy                                        2,189        25,020
  Cinergy                                                   1,200        49,068
 +CMS Energy                                                1,200        10,740
  Consolidated Edison                                       1,552        68,443
  Constellation Energy                                      1,166        46,582
  Dominion Resources                                        2,240       144,032
  DTE Energy                                                1,185        48,763
  Duke Energy                                               6,408       144,821
 +Dynegy                                                    2,560        10,138
  Edison International                                      2,320        56,353
  El Paso                                                   4,222        30,018
  Entergy                                                   1,557        92,642
  Exelon                                                    2,255       155,301
  FirstEnergy                                               2,347        91,721
  FPL Group                                                 1,324        88,509
  KeySpan                                                   1,143        43,685
  Kinder Morgan                                               901        56,781
  Nicor                                                       335        11,802
  Nisource                                                  1,915        40,694
  Peoples Energy                                              300        13,395
 +PG&E                                                      2,922        84,650
  Pinnacle West Capital                                       597        23,492
  PPL                                                       1,232        56,179
  Progress Energy                                           1,740        81,919
  Public Service Enterprise Group                           1,632        76,671
  Sempra Energy                                             1,600        50,880
  Southern                                                  5,108       155,793
  Teco Energy                                               1,300        19,019
  TXU                                                       2,164        62,020
  Williams                                                  3,722        35,620
  Xcel Energy                                               2,818        50,189
                                                                    -----------
                                                                      2,138,931
                                                                    -----------
TOTAL COMMON STOCK (cost $69,615,891)                                72,630,192
                                                                    -----------
                                                         Principal
                                                          Amount
U.S. TREASURY OBLIGATIONS - 0.38%
 *U.S. Treasury Bill 0.94% 6/10/04                       $280,000       279,511
                                                                    -----------
TOTAL U.S. TREASURY OBLIGATIONS
  (cost $279,499)                                                       279,511
                                                                    -----------

STATEMENT                                          DELAWARE S&P 500 INDEX FUND
   OF NET ASSETS (CONTINUED)

                                                     Principal        Market
                                                      Amount          Value


REPURCHASE AGREEMENTS - 1.77%
  With BNP Paribas 1.00% 4/1/04
    (dated 3/31/04, to be repurchased
    at $648,018 collateralized by
    $173,000 U.S. Treasury Bills due
    4/8/04, market value $173,000,
    $56,000 U.S. Treasury Bills due 6/17/04,
    market value $55,000, $180,000
    U.S. Treasury Bills due 8/5/04, market
    value $180,000, $46,000 U.S. Treasury
    Bills due 8/19/04, market value $46,000,
    $112,000 U.S. Treasury Bills due 9/9/04,
    market value $112,000, $93,000
    U.S. Treasury Notes 1.75% due
    12/31/04, market value $94,000,)                   $647,000     $   647,000
  With UBS Warburg 0.99% 4/1/04
    (dated 3/31/04, to be repurchased at
    $665,018 collateralized by $45,000
    U.S. Treasury Notes 6.50% due 5/15/05,
    market value $48,000, $139,000
    U.S. Treasury Notes 9.375% due 2/15/06,
    market value $160,000, $139,000
    U.S. Treasury Notes 7.00% due 7/15/06,
    market value $157,000, $138,000
    U.S. Treasury Notes 5.50% due 2/15/08,
    market value $156,000, $138,000
    U.S. Treasury Notes 5.625% due 5/15/08,
    market value $158,000)                              665,000         665,000
                                                                    -----------
TOTAL REPURCHASE AGREEMENTS
  (cost $1,312,000)                                                   1,312,000
                                                                    -----------

TOTAL MARKET VALUE OF SECURITIEs - 100.20%
  (cost $71,207,390)                                                 74,221,703
LIABILITIES NET OF RECEIVABLES AND
  OTHER ASSETS - (0.20%)                                               (149,052)
                                                                    -----------
NET ASSETS APPLICABLE TO 11,174,402 SHARES
OUTSTANDING - 100.00%                                               $74,072,651
                                                                    ===========

Net Asset Value - Delaware S&P 500 Index Fund
Consultant Class ($47,253,632 / 7,131,440 Shares)                         $6.63
                                                                          -----
Net Asset Value - Delaware S&P 500 Index Fund
Institutional Class ($26,819,019 / 4,042,962 Shares)                      $6.63
                                                                          -----

COMPONENTS OF NET ASSETS AT MARCH 31, 2004:
Shares of beneficial interest
  (unlimited authorization - no par)                                $78,531,610
Undistributed net investment income                                     200,580
Accumulated net realized loss on investments                         (7,699,728)
Net unrealized appreciation of investments                            3,040,189
                                                                    -----------
Total net assets                                                    $74,072,651
                                                                    ===========

 *Pledged as collateral for futures contracts. The interest rate shown is the yield at the time of purchase.

**Lincoln National Corporation is the indirect parent of the Fund's investment advisor, Delaware Management Company, a series of Delaware Management Business Trust.

 +Non-income producing security for the period ended March 31, 2004.

See accompanying notes

STATEMENT                           DELAWARE S&P 500 INDEX FUND
  OF OPERATIONS                     Six Months Ended March 31, 2004 (Unaudited)

INVESTMENT INCOME:
  Dividends                                                             $615,038
  Interest                                                                 7,273     $  622,311
                                                                        --------     ----------

EXPENSES:
  Dividend disbursing and transfer agent fees and expenses               453,605
  Distribution expenses - Consultant Class                                69,782
  Management fees                                                         25,038
  Registration fees                                                       21,727
  Reports and statements to shareholders                                  21,500
  Legal and Professional fees                                             15,606
  Accounting and administration expenses                                  13,665
  Custodian fees                                                           4,214
  Trustees' fees                                                           1,800
  Other                                                                    4,846        631,783
                                                                        --------
  Less expenses absorbed or waived                                                     (417,968)
  Less waived distribution expenses - Consultant Class                                  (41,869)
  Less expenses paid indirectly                                                            (873)
                                                                                     ----------
  Total expenses                                                                        171,073
                                                                                     ----------
NET INVESTMENT INCOME                                                                   451,238
                                                                                     ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized gain (loss) on:
    Investments                                                                        (669,123)
    Futures contracts                                                                    95,117
                                                                                     ----------
  Net realized loss                                                                    (574,006)
  Net change in unrealized appreciation/depreciation of investments                   8,922,814
                                                                                     ----------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS                                       8,348,808
                                                                                     ----------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                 $8,800,046
                                                                                     ==========

See accompanying notes

STATEMENTS                                          DELAWARE S&P 500 INDEX FUND
  OF CHANGES IN NET ASSETS

                                                                       Six Months       Year
                                                                         Ended           Ended
                                                                        3/31/04         9/30/03
                                                                       (Unaudited)

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income                                                 $451,238     $   710,312
  Net realized loss on investments                                      (574,006)     (3,368,291)
  Net change in unrealized appreciation/depreciation of investments    8,922,814      13,809,744
                                                                     -----------     -----------
  Net increase in net assets resulting from operations                 8,800,046      11,151,765
                                                                     -----------     -----------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income:
    Consultant Class                                                    (535,360)       (279,419)
    Institutional Class                                                 (308,072)       (290,781)
                                                                     -----------     -----------
                                                                        (843,432)       (570,200)
                                                                     -----------     -----------

CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold:
    Consultant Class                                                  12,236,082      22,407,414
    Institutional Class                                                5,397,645       9,569,921

  Net asset value of shares issued upon reinvestment of dividends and distributions:
    Consultant Class                                                     535,360         279,419
    Institutional Class                                                  308,072         240,861
                                                                     -----------     -----------
                                                                      18,477,159      32,497,615
                                                                     -----------     -----------

  Cost of shares repurchased:
    Consultant Class                                                 (10,578,257)    (10,323,473)
    Institutional Class                                               (3,648,968)    (14,781,515)
                                                                     -----------     -----------
                                                                     (14,227,225)    (25,104,988)
                                                                     -----------     -----------
Increase in net assets derived from capital share transactions         4,249,934       7,392,627
                                                                     -----------     -----------
NET INCREASE IN NET ASSETS                                            12,206,548      17,974,192

NET ASSETS:
  Beginning of period                                                 61,866,103      43,891,911
                                                                     -----------     -----------
  End of period (including undistributed net investment income of
    $200,580 and $592,774, respectively)                             $74,072,651     $61,866,103
                                                                     ===========     ===========

See accompanying notes

FINANCIAL
   HIGHLIGHTS

Selected data for each share of the Fund outstanding throughout each period were as follows:

------------------------------------------------------------------------------------------------------------------------------------
                                                                                 DELAWARE S&P 500 INDEX FUND CONSULTANT CLASS
------------------------------------------------------------------------------------------------------------------------------------
                                                                         Six Months                                       1/12/00(1)
                                                                           Ended                 Year Ended                  to
                                                                         3/31/04(4)  9/30/03      9/30/02      9/30/01     9/30/00
                                                                        (Unaudited)

NET ASSET VALUE, BEGINNING OF PERIOD                                      $5.890      $4.810       $6.140      $8.470       $8.500

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(2)                                                   0.039       0.069        0.063       0.063        0.059
Net realized and unrealized gain (loss) on investments                     0.775       1.067       (1.324)     (2.325)      (0.089)
                                                                          ------      ------       ------      ------       ------
Total from investment operations                                           0.814       1.136       (1.261)     (2.262)      (0.030)
                                                                          ------      ------       ------      ------       ------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income                                                     (0.074)     (0.056)      (0.042)     (0.057)          --
Net realized gain on investments                                              --          --       (0.027)     (0.011)          --
                                                                          ------      ------       ------      ------       ------
Total dividends and distributions                                         (0.074)     (0.056)      (0.069)     (0.068)          --
                                                                          ------      ------       ------      ------       ------

NET ASSET VALUE, END OF PERIOD                                            $6.630      $5.890       $4.810      $6.140       $8.470
                                                                          ======      ======       ======      ======       ======

TOTAL RETURN(3)                                                           13.86%      23.74%      (20.86%)    (26.89%)      (0.35%)

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                                  $47,254     $39,857      $21,624     $13,600       $5,219
Ratio of expenses to average net assets                                    0.52%       0.52%        0.52%       0.52%        0.52%
Ratio of expenses to average net assets prior to expense limitation
  and expenses paid indirectly                                             1.87%       2.39%        2.03%       2.37%        1.83%
Ratio of net investment income to average net assets                       1.22%       1.26%        1.02%       0.87%        0.95%
Ratio of net investment loss to average net assets prior to expense
  limitation and expenses paid indirectly                                 (0.13%)     (0.61%)      (0.49%)     (0.98%)      (0.36%)
Portfolio turnover                                                           11%         18%           9%         23%          18%

(1) Date of commencement of operations; ratios have been annualized and total return has not been annualized.

(2) The average shares outstanding method has been applied for per share information.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers and payment of fees by the manager and distributor, as applicable. Performance would have been lower had the expense limitation not been in effect.

(4) Ratios and portfolio turnover have been annualized and total return has not been annualized.

See accompanying notes

FINANCIAL
   HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

------------------------------------------------------------------------------------------------------------------------------------
                                                                               DELAWARE S&P 500 INDEX FUND INSTITUTIONAL CLASS
------------------------------------------------------------------------------------------------------------------------------------
                                                                         Six Months                                      1/12/00(1)
                                                                           Ended                Year Ended                   to
                                                                        3/31/04(4)   9/30/03      9/30/02     9/30/01     9/30/00
                                                                        (Unaudited)
NET ASSET VALUE, BEGINNING OF PERIOD                                      $5.900      $4.820       $6.150      $8.480       $8.500

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(2)                                                   0.043       0.075        0.070       0.072        0.066
Net realized and unrealized gain (loss) on investments                     0.768       1.068       (1.329)     (2.324)      (0.086)
                                                                          ------      ------       ------      ------       ------
Total from investment operations                                           0.811       1.143       (1.259)     (2.252)      (0.020)
                                                                          ------      ------       ------      ------       ------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income                                                     (0.081)     (0.063)      (0.044)     (0.067)          --
Net realized gain on investments                                              --          --       (0.027)     (0.011)          --
                                                                          ------      ------       ------      ------       ------
Total dividends and distributions                                         (0.081)     (0.063)      (0.071)     (0.078)          --
                                                                          ------      ------       ------      ------       ------

NET ASSET VALUE, END OF PERIOD                                            $6.630      $5.900       $4.820      $6.150       $8.480
                                                                          ======      ======       ======      ======       ======

TOTAL RETURN(3)                                                           13.79%      23.85%      (20.80%)    (26.77%)      (0.24%)

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                                  $26,819     $22,009      $22,268     $19,999      $23,905
Ratio of expenses to average net assets                                    0.40%       0.40%        0.40%       0.40%        0.40%
Ratio of expenses to average net assets prior to expense limitation
  and expenses paid indirectly                                             1.57%       2.11%        1.91%       2.25%        1.71%
Ratio of net investment income to average net assets                       1.34%       1.38%        1.14%       0.99%        1.07%
Ratio of net investment income (loss) to average net assets prior to
  expense limitation and expenses paid indirectly                          0.17%      (0.33%)      (0.37%)     (0.86%)      (0.24%)
Portfolio turnover                                                           11%         18%           9%         23%          18%

(1) Date of commencement of operations; ratios have been annualized and total return has not been annualized.

(2) The average shares outstanding method has been applied for per share information.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

(4) Ratios and portfolio turnover have been annualized and total return has not been annualized.

See accompanying notes

NOTES                                              DELAWARE S&P 500 Index Fund
   TO FINANCIAL STATEMENTS                         March 31, 2004 (Unaudited)

Delaware Group Foundation Funds (the "Trust") is organized as a Delaware statutory trust and offers four series: Delaware Balanced Allocation Portfolio, Delaware Growth Allocation Portfolio, Delaware Income Allocation Portfolio, and Delaware S&P 500 Index Fund. These financial statements and the related notes pertain to Delaware S&P 500 Index Fund (the "Fund"). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Consultant Class and Institutional Class shares. Neither class is subject to a sales charge.

The investment objective of the Fund is to seek to replicate the total return of the Standard & Poor's 500 Composite Stock Price Index.

1. SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with accounting principles generally accepted in the United States and are consistently followed by the Fund.

Security Valuation -- Equity securities, except those traded on the Nasdaq Stock Market, Inc. (NASDAQ), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the NASDAQ are valued in accordance with the NASDAQ Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Futures contracts are valued at the daily quoted settlement prices. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees.

Federal Income Taxes - The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting - Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements - The Fund may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund's custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other - Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.

Certain expenses of the Fund are paid through commission arrangements with brokers. The amount of these expenses was approximately $859 for the six months ended March 31, 2004. In addition, the Fund receives earnings credit from its custodian when positive cash balances are maintained, which are used to offset custody fees. The earnings credits for the six months ended March 31, 2004 were approximately $14. The expenses paid under the above arrangements are included in their respective expense captions on the Statement of Operations with the corresponding expense offset shown as "expenses paid indirectly."

2. INVESTMENT MANAGEMENT, ADMINISTRATION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated at the rate of 0.07% of average daily net assets.

DMC has entered into a sub-advisory agreement with SSgA Funds Management, Inc. ("SSFM"), a subsidiary of State Street Corporation, with respect to the management of the Fund. For the services provided, DMC pays SSFM an annual fee which is calculated at the rate of 0.05% on the first $50 million of average daily net assets of the Fund, 0.04% on the next $50 million and 0.02% on the average daily net assets in excess of $100 million, subject to an annual minimum of $50,000. The Fund does not pay any fees directly to SSFM.

DMC has contractually agreed to waive that portion, if any, of its management fee and reimburse the Fund to the extent necessary to ensure that annual operating expenses, exclusive of taxes, interest, brokerage commissions, distribution fees, certain insurance costs and extraordinary expenses, do not exceed 0.40% of average daily net assets of the Fund through November 30, 2004.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides accounting, administration, dividend disbursing and transfer agent services. The Fund pays DSC a monthly fee based on average net assets subject to certain minimums for accounting and administration services. The Fund pays DSC a monthly fee based on the number of shareholder accounts for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, the Fund pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Consultant Class. DDLP has contracted to waive distribution and service fees through November 30, 2004 in order to prevent distribution and service fees of Consultant Class shares from exceeding 0.12% of average daily net assets. Institutional Class shares pay no distribution and service expenses.

At March 31, 2004, the Fund had receivables from or liabilities payable to affiliates as follows:

  Receivable from DMC under expense limitation agreement          $61,672

  Dividend disbursing, transfer agent fees, accounting
    and other expense payable to DSC                              (77,998)

  Other expenses payable to DMC and affiliates*                    (1,555)

*DMC, as part of its administrative services, pays operating expenses on behalf of the Fund and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, professional fees, registration fees and trustees' fees.

Certain internal legal expenses are allocated to the Fund. For the six months ended March 31, 2004, Delaware S&P 500 Index Fund had costs of $1,223.

Certain officers of DMC, DSC and DDLP are officers and/or trustees of the Trust. These officers and trustees are paid no compensation by the Fund.

NOTES                                               DELAWARE S&P 500 Index Fund
   TO FINANCIAL STATEMENTS (CONTINUED)

3. INVESTMENTS
For the six months ended March 31, 2004, the Fund made purchases of $6,128,887 and sales of $3,997,770 of investment securities other than short-term investments.

At March 31, 2004, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At March 31, 2004, the cost of investments was $76,988,522. At March 31, 2004, the net unrealized depreciation was $2,766,819 of which $6,810,316 related to unrealized appreciation of investments and $9,577,135 related to unrealized depreciation of investments.

4. DIVIDEND AND DISTRIBUTION INFORMATION
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States. The tax character of dividends and distributions paid during the period ended March 31, 2004 and the year ended September 30, 2003 were as follows:

                                                       Six Months     Year
                                                         Ended        Ended
                                                        3/31/04*     9/30/03
                                                        --------     -------
    Ordinary income                                     $843,432    $570,200

*Tax information for the six months ended March 31, 2004 is an estimate and the tax character of dividends and distributions may be redesignated at fiscal year end.

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of March 31, 2004, the estimated components of net assets on a tax basis were as follows:

   Shares of beneficial interest                         $78,531,610
   Undistributed ordinary income                             200,580
   Net realized capital loss on investment                  (653,198)
   Capital loss carryforwards                             (1,239,522)
   Unrealized depreciation of investments                 (2,766,819)
                                                         -----------
   Net assets                                            $74,072,651
                                                         ===========

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales.

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $30,286 in 2010 and $1,209,236 in 2011.

5. CAPITAL SHARES
Transactions in capital shares were as follows:

                                                     Six Months        Year
                                                       Ended           Ended
                                                      3/31/04         9/30/03
                                                    (Unaudited)

Shares sold:
  Consultant Class                                   1,908,352       4,108,074
  Institutional Class                                  829,030       1,758,850

Shares issued upon reinvestment
  of dividend and distributions:
  Consultant Class                                      83,519          52,326
  Institutional Class                                   47,986          45,105
                                                    ----------      ----------
                                                     2,868,887       5,964,355
                                                    ----------      ----------
Shares repurchased:
  Consultant Class                                  (1,623,527)     (1,889,206)
  Institutional Class                                 (562,593)     (2,693,200)
                                                    ----------      ----------
                                                    (2,186,120)     (4,582,406)
                                                    ----------      ----------
Net increase                                           682,767       1,381,949
                                                    ==========      ==========

6. LINE OF CREDIT
The Fund, along with certain other funds in the Delaware Investments Family of Funds (the "Participants"), participates in a $177,300,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each fund's allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The Fund had no amount outstanding as of March 31, 2004, or at any time during the period.

NOTES                                               DELAWARE S&P 500 INDEX FUND
   TO FINANCIAL STATEMENTS (CONTINUED)

7. FUTURES CONTRACTS
The Fund uses futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity and minimizing costs. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. (In some cases, due to the form of the futures agreement, initial margin is held in a segregated account with the Fund's custodian, rather than directly with the broker). Subsequent payments are received from the broker or paid to the broker (or added to the segregated account) each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it is closed. Risk of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments.

Financial futures contracts open at March 31, 2004 were as follows:

Contracts to Buy            Notional Cost   Expiration Date    Unrealized Gain
-----------------           -------------   ---------------    ---------------
27 S&P 500 E-Mini            $1,492,796        June 2004           $25,876

The use of futures contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional amount presented above represents the Fund's total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund's net assets.

8. CONTRACTUAL OBLIGATIONS
The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Delaware
Investments(SM)
--------------------------------------
A member of Lincoln Financial Group(R)

This semiannual report is for the information of Delaware S&P 500 Index Fund shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Delaware S&P 500 Index Fund and the Delaware Investments Performance Update for the most recently completed calendar quarter. The prospectus sets forth details about charges, expenses, investment objectives, and operating policies of the Fund. You should read the prospectus carefully before you invest. The figures in this report represent past results which are not a guarantee of future results. The return and principal value of an investment in the Fund will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

BOARD OF TRUSTEES                                 AFFILIATED OFFICERS                        CONTACT INFORMATION
JUDE T. DRISCOLL                                  JOSEPH H. HASTINGS                         INVESTMENT MANAGER
Chairman                                          Executive Vice President and               Delaware Management Company
Delaware Investments Family of Funds              Chief Financial Officer                    Philadelphia, PA
Philadelphia, PA                                  Delaware Investments Family of Funds
                                                  Philadelphia, PA                           INTERNATIONAL AFFILIATE
WALTER P. BABICH                                                                             Delaware International Advisers Ltd.
Board Chairman                                    RICHELLE S. MAESTRO                        London, England
Citadel Construction Corporation                  Executive Vice President,
King of Prussia, PA                               Chief Legal Officer and Secretary          NATIONAL DISTRIBUTOR
                                                  Delaware Investments Family of Funds       Delaware Distributors, L.P.
JOHN H. DURHAM                                    Philadelphia, PA                           Philadelphia, PA
Private Investor
Gwynedd Valley, PA                                MICHAEL P. BISHOF                          SHAREHOLDER SERVICING, DIVIDEND
                                                  Senior Vice President and Treasurer        DISBURSING AND TRANSFER AGENT
JOHN A. FRY                                       Delaware Investments Family of Funds       Delaware Service Company, Inc.
President                                         Philadelphia, PA                           2005 Market Street
Franklin & Marshall College                                                                  Philadelphia, PA 19103-7094
Lancaster, PA
                                                                                             FOR SHAREHOLDERS
ANTHONY D. KNERR                                                                             800 523-1918
Managing Director
Anthony Knerr & Associates                                                                   FOR SECURITIES DEALERS AND FINANCIAL
New York, NY                                                                                 INSTITUTIONS REPRESENTATIVES ONLY
                                                                                             800 362-7500
ANN R. LEVEN
Former Treasurer/Chief Fiscal Officer                                                        WEB SITE
National Gallery of Art                                                                      www.delawareinvestments.com
Washington, DC

THOMAS F. MADISON
President and Chief Executive Officer
MLM Partners, Inc.
Minneapolis, MN

JANET L. YEOMANS
Vice President/Mergers & Acquisitions
3M Corporation
St. Paul, MN

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A description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 800 523-1918; (ii) on the Fund's website at http://www.delawareinvestments.com; and (iii) on the Commission's website at http://www.sec.gov.; and beginning no later than August 31, 2004, information
(if any) regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge
(i) through the Fund's website at http://www.delawareinvestments.com; and (ii)
on the Commission's website at http://www.sec.gov.
--------------------------------------------------------------------------------

(8675)                                                       Printed in the USA
SA-491 [3/04] IVES 5/04                                                   J9651

Item 2.  Code of Ethics

         Not applicable.

Item 3.  Audit Committee Financial Expert

         Not applicable.

Item 4.  Principal Accountant Fees and Services

         Not applicable.

Item 5.  Audit Committee of Listed Registrants

         Not applicable.

Item 6.  [Reserved]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

         Not applicable.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

         Not applicable.

Item 9.  Submission of Matters to a Vote of Security Holders

         Not applicable.

Item 10. Controls and Procedures

         The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

         There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11.  Exhibits

(a) (1) Code of Ethics

        Not applicable.

    (2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

    (3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

        Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

NAME OF REGISTRANT:

JUDE T. DRISCOLL
-------------------------
By:      Jude T. Driscoll
Title:   Chairman
Date:    May 28, 2004

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

JUDE T. DRISCOLL
-------------------------
By:      Jude T. Driscoll
Title:   Chairman
Date:    May 28, 2004

JOSEPH H. HASTINGS
-------------------------
By:      Joseph H. Hastings
Title:   Chief Financial Officer
Date:    May 28, 2004